UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804845.103

ADIF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
Australia - 3.7%
Aristocrat Leisure Ltd.	3,680,300	$ 42,809
Babcock & Brown Ltd.	1,988,900	47,778
BHP Billiton Ltd. sponsored ADR (d)	1,627,300	103,789
Computershare Ltd.	8,158,500	69,453
CSL Ltd.	2,049,300	155,334
Downer EDI Ltd.	8,086,100	48,303
National Australia Bank Ltd.	2,578,500	84,287
Rio Tinto Ltd. (d)	306,500	24,311
Woolworths Ltd.	740,300	17,216
TOTAL AUSTRALIA		593,280
Austria - 0.2%
voestalpine AG	337,300	28,583
Brazil - 0.2%
Medial Saude SA	1,952,000	31,805
Canada - 1.0%
Canadian Natural Resources Ltd.	885,900	60,801
EnCana Corp.	710,248	43,479
Open Text Corp. (a)	1,234,400	23,214
OZ Optics Ltd. unit (a)(g)	5,400	80
Talisman Energy, Inc.	441,000	8,066
Western Oil Sands, Inc. Class A (a)	817,500	28,601
TOTAL CANADA		164,241
Cayman Islands - 0.9%
GlobalSantaFe Corp.	536,000	38,437
Lee & Man Paper Manufacturing Ltd.	12,778,500	54,464
Semiconductor Manufacturing International Corp. (a)	166,854,000	21,509
Subsea 7, Inc. (a)	1,414,500	33,914
TOTAL CAYMAN ISLANDS		148,324
China - 0.1%
China Coal Energy Co. Ltd. (H Shares)	13,085,000	24,223
Denmark - 0.5%
William Demant Holding AS (a)	756,000	75,769
Finland - 2.5%
Cargotec Corp. (B Shares)	284,560	14,940
Metso Corp.	1,447,500	93,092
Neste Oil Oyj	1,027,800	37,129
Nokia Corp.	1,111,500	31,833
Common Stocks - continued
	Shares	Value (000s)
Finland - continued
Nokia Corp. sponsored ADR	7,450,500	$ 213,382
Wartsila Corp. (B Shares)	271,700	19,184
TOTAL FINLAND		409,560
France - 9.8%
Alcatel-Lucent SA sponsored ADR	9,805,000	113,738
Alstom SA	913,000	167,157
Arkema sponsored ADR (a)	2,572	167
AXA SA sponsored ADR	1,771,400	69,368
BNP Paribas SA	793,500	88,741
Business Objects SA sponsored ADR (a)(d)	836,900	37,661
Carbone Lorraine	249,900	19,625
CNP Assurances	287,000	38,039
Gaz de France (d)	1,856,400	87,256
L'Air Liquide SA (a)	454,740	59,555
Lagardere S.C.A. (Reg.)	580,982	46,364
Neuf Cegetel	1,217,511	48,114
Orpea (a)	512,400	28,319
Pernod Ricard SA	134,540	28,509
Remy Cointreau SA	1,234,000	90,371
Renault SA	338,900	49,647
Sanofi-Aventis sponsored ADR	1,775,300	74,119
SCOR	219,488	5,661
Societe Generale Series A	421,755	73,385
Sodexho Alliance SA	561,200	37,444
Television Francaise 1 SA	2,122,800	71,747
Total SA:
Series B	353,100	27,757
sponsored ADR	2,452,000	192,752
Unibail-Rodamco	158,700	38,068
Vinci SA	225,112	16,350
Vivendi Universal SA	1,717,613	73,611
TOTAL FRANCE		1,583,525
Germany - 16.7%
Aareal Bank AG	1,197,059	57,133
Adidas-Salomon AG	587,000	36,000
Allianz AG sponsored ADR	17,988,870	381,364
Arcandor AG (a)(d)	3,409,900	105,124
Bayer AG	927,400	65,632
Bayer AG sponsored ADR	2,120,300	150,054
Bayerische Motoren Werke AG (BMW)	888,000	55,688
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bilfinger Berger AG	758,900	$ 65,629
Commerzbank AG	910,000	39,448
CompuGROUP Holding AG (a)	307,600	7,311
DaimlerChrysler AG (Reg.)	796,000	72,237
Deutsche Postbank AG	424,800	33,098
Deutz AG (a)	875,800	11,349
E.ON AG sponsored ADR	4,279,300	223,936
GFK AG	178,956	9,293
Heidelberger Druckmaschinen AG (d)	474,600	23,347
Henkel KGaA	1,954,653	96,368
Hypo Real Estate Holding AG	1,857,740	114,519
IWKA AG (a)(d)(e)	1,533,923	55,307
K&S AG	537,900	80,235
Lanxess AG	437,000	23,739
Linde AG	556,256	66,114
MAN AG	281,000	41,188
MLP AG	2,828,786	50,707
MTU Aero Engines Holding AG	252,651	17,407
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,415,500	245,676
Patrizia Immobilien AG	1,171,800	18,199
Q-Cells AG (a)(d)	176,600	15,635
RWE AG	434,600	46,463
SAP AG sponsored ADR	977,500	52,707
SGL Carbon AG (a)	1,316,087	68,379
Siemens AG:
(Reg.)	798,400	101,102
sponsored ADR	1,515,200	191,870
Wacker Chemie AG	277,100	68,440
Wacker Construction Equipment AG	65,300	2,279
Wincor Nixdorf AG	44,100	3,950
TOTAL GERMANY		2,696,927
Greece - 0.2%
Hellenic Exchanges Holding SA	1,070,800	30,154
Hong Kong - 0.6%
Hysan Development Co. Ltd.	3,453,000	8,898
New World Development Co. Ltd.	14,090,000	34,420
Sun Hung Kai Properties Ltd.	2,721,000	34,605
Wharf Holdings Ltd.	5,704,000	23,548
TOTAL HONG KONG		101,471
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.5%
PT Bank Mandiri Persero Tbk	75,233,500	$ 28,763
PT Bank Niaga Tbk	442,195,000	45,083
TOTAL INDONESIA		73,846
Ireland - 0.2%
Bank of Ireland	170,800	3,203
C&C Group PLC	970,768	7,970
Smurfit Kappa Group plc	793,400	18,619
TOTAL IRELAND		29,792
Israel - 0.6%
Bank Hapoalim BM (Reg.)	7,390,800	35,361
Mizrahi Tefahot Bank Ltd.	7,783,765	54,872
TOTAL ISRAEL		90,233
Italy - 1.5%
Banco Popolare SpA (a)	456,428	11,270
Fiat SpA	2,360,700	70,161
Milano Assicurazioni SpA	1,337,400	10,325
Pirelli & C. Real Estate SpA	767,900	40,496
Prysmian SpA	1,574,668	43,137
Unicredito Italiano SpA	7,319,600	62,829
TOTAL ITALY		238,218
Japan - 26.1%
Aeon Co. Ltd.	3,504,700	55,979
Aeon Mall Co. Ltd. (d)	1,695,800	50,725
Aioi Insurance Co. Ltd.	5,366,000	31,746
Aoyama Trading Co. Ltd.	1,633,400	47,018
Arealink Co. Ltd. (d)	47,735	24,514
Asics Corp.	3,382,000	46,151
Bank of Nagoya Ltd.	5,635,000	35,278
Bridgestone Corp.	2,209,400	46,626
Canon Fintech, Inc.	893,300	14,952
Canon, Inc. sponsored ADR	2,120,800	112,572
Chiba Bank Ltd.	5,205,000	43,806
Daiei, Inc. (a)(d)	2,113,050	19,113
Daiwa House Industry Co. Ltd.	2,166,000	28,407
Daiwa Securities Group, Inc.	13,438,000	142,564
DCM Japan Holdings Co. Ltd. (d)	3,112,820	27,377
E*TRADE Securities Co. Ltd. (d)	20,046	21,636
East Japan Railway Co.	1,589	11,786
Fuji Machine Manufacturing Co. Ltd.	1,206,200	27,668
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fujitsu Ltd.	6,858,000	$ 45,266
Fukuoka Financial Group, Inc. (a)	8,009,000	51,449
Hokuhoku Financial Group, Inc.	9,817,000	31,173
Ibiden Co. Ltd.	483,700	35,463
Inpex Holdings, Inc.	4,830	48,735
Isetan Co. Ltd. (d)	1,706,400	27,224
Juroku Bank Ltd.	9,501,000	57,062
Kansai Paint Co. Ltd. Osaka	4,243,000	36,594
Konica Minolta Holdings, Inc.	2,798,000	41,368
Kubota Corp.	4,274,000	35,489
Marubeni Corp.	3,907,000	37,463
Marui Co. Ltd.	4,410,200	49,789
Matsui Securities Co. Ltd. (d)	5,270,500	43,625
Millea Holdings, Inc.	1,552,600	61,405
Misumi Group, Inc.	1,530,700	26,105
Mitsubishi Corp.	2,146,300	63,382
Mitsubishi Estate Co. Ltd.	1,766,000	44,927
Mitsui & Co. Ltd.	8,356,000	196,370
Mitsui Fudosan Co. Ltd.	2,189,000	57,154
Mizuho Financial Group, Inc.	5,201	36,631
Monex Beans Holdings, Inc. (d)	10,893	7,825
Murata Manufacturing Co. Ltd.	1,990,100	148,687
Namco Bandai Holdings, Inc.	1,242,400	19,467
Nidec Corp.	1,027,500	68,016
Nintendo Co. Ltd.	277,400	135,926
Nippon Chemi-con Corp.	3,839,900	40,595
Nippon Electric Glass Co. Ltd.	5,644,200	88,003
Nomura Holdings, Inc.	4,531,700	85,966
Nomura Holdings, Inc. sponsored ADR	4,015,900	76,182
NSK Ltd.	6,117,000	58,602
Okamura Corp.	3,221,000	28,001
Okinawa Cellular Telephone Co.	3,230	8,631
OMC Card, Inc. (d)	6,608,200	42,614
Omron Corp.	3,324,000	88,094
ORIX Corp.	668,500	160,451
Sekisui House Ltd.	4,321,000	53,616
Seven & I Holdings Co. Ltd.	943,500	26,496
SFCG Co. Ltd.	376,930	57,876
SMC Corp.	426,700	56,504
Sompo Japan Insurance, Inc.	9,988,000	115,969
Sony Corp. sponsored ADR	2,838,700	149,713
Sumitomo Corp.	7,643,000	148,022
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Electric Industries Ltd.	4,612,500	$ 75,222
Sumitomo Metal Industries Ltd.	4,987,000	28,718
Sumitomo Mitsui Financial Group, Inc.	1,265	11,432
Sumitomo Osaka Cement Co. Ltd.	8,325,000	21,175
Sumitomo Realty & Development Co. Ltd.	476,000	14,143
T&D Holdings, Inc.	608,500	39,794
Takeda Pharamaceutical Co. Ltd.	1,197,900	78,033
Tokai Carbon Co. Ltd. (d)	9,268,000	101,394
Tokuyama Corp.	4,418,000	64,165
Tokyo Tomin Bank Ltd.	1,958,400	67,915
Toyota Industries Corp.	224,500	10,171
Toyota Motor Corp.	1,744,200	105,201
Toyota Motor Corp. sponsored ADR	340,100	41,026
United Arrows Ltd.	724,800	11,274
Yamada Denki Co. Ltd.	161,460	16,043
Yamaguchi Financial Group, Inc.	3,169,000	39,826
TOTAL JAPAN		4,205,380
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	71,730	47,354
Luxembourg - 0.0%
Acergy SA	15,600	413
Malaysia - 0.9%
DiGi.com Bhd	5,697,700	35,791
Gamuda Bhd	26,296,000	59,374
IJM Corp. Bhd	1,893,000	4,767
Public Bank Bhd (For. Reg.)	8,688,500	26,409
Resorts World Bhd	9,528,500	11,474
YTL Corp. Bhd	6,796,800	14,953
TOTAL MALAYSIA		152,768
Mexico - 0.2%
Fomento Economico Mexicano SA de CV sponsored ADR	674,100	24,955
Netherlands - 4.7%
ABN-AMRO Holding NV sponsored ADR	331,300	15,869
Arcelor Mittal (NY Shares) Class A	1,730,800	105,613
De Telegraaf Holding NV (Certificaten Van Aandelen)	328,976	11,470
Heineken NV (Bearer)	2,658,700	168,296
Koninklijke KPN NV	3,104,900	48,561
Koninklijke Philips Electronics NV (NY Shares)	2,235,100	90,298
Reed Elsevier NV sponsored ADR	2,850,100	104,741
SBM Offshore NV	2,641,300	109,583
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Unilever NV:
(Certificaten Van Aandelen)	1,102,700	$ 33,739
(NY Shares)	2,399,300	72,603
TOTAL NETHERLANDS		760,773
Norway - 1.1%
Aker ASA (A Shares)	260,520	17,342
Aker Kvaerner ASA	3,928,950	102,457
Hafslund ASA (B Shares)	1,249,863	33,451
Kongsberg Gruppen ASA	285,377	11,114
Odfjell Se (B Shares)	289,700	5,070
TOTAL NORWAY		169,434
Singapore - 0.3%
CapitaCommercial Trust (REIT)	1,258,000	2,207
City Developments Ltd.	1,636,000	16,403
DBS Group Holdings Ltd.	1,694,000	25,812
TOTAL SINGAPORE		44,422
South Africa - 0.3%
Barloworld Ltd.	1,794,100	31,720
Pretoria Portland Cement Co. Ltd.	3,328,952	19,774
TOTAL SOUTH AFRICA		51,494
Spain - 1.1%
Banco Santander Central Hispano SA sponsored ADR	2,609,800	48,542
Enagas SA	195,900	4,699
Telefonica SA sponsored ADR	1,714,600	120,416
TOTAL SPAIN		173,657
Sweden - 2.2%
Scania AB (B Shares)	2,704,000	65,412
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	904,000	3,103
(A Shares)	904,000	33,205
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,686,100	250,127
TOTAL SWEDEN		351,847
Switzerland - 7.8%
ABB Ltd.:
(Reg.)	4,987,147	122,655
sponsored ADR	1,898,700	45,702
Julius Baer Holding AG (Bearer)	968,951	68,629
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nestle SA:
(Reg.)	424,214	$ 163,747
sponsored ADR	1,103,600	106,497
Phonak Holding AG	705,911	68,505
Roche Holding AG (participation certificate)	2,172,980	387,230
SGS Societe Generale de Surveillance Holding SA (Reg.)	98,154	119,272
Swiss Life Holding	209,248	52,160
Swisscom AG (Reg.)	111,987	38,354
Zurich Financial Services AG (Reg.)	310,744	91,555
TOTAL SWITZERLAND		1,264,306
Taiwan - 2.3%
Advanced Semiconductor Engineering, Inc. (a)	69,529,692	91,127
Compal Electronics, Inc.	23,809,000	27,249
Shin Kong Financial Holding Co. Ltd.	27,764,000	33,976
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,842,841	56,325
Taiwan Mobile Co. Ltd.	33,879,000	40,272
Taiwan Semiconductor Manufacturing Co. Ltd.	14,013,708	27,763
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,084,141	31,304
Wistron Corp.	31,012,000	63,708
TOTAL TAIWAN		371,724
United Kingdom - 6.8%
Anglo American PLC ADR	1,771,042	54,888
Babcock International Group PLC	152,500	1,605
Burberry Group PLC	121,842	1,584
Cookson Group PLC	2,042,800	28,778
Dawnay Day Treveria PLC (e)	38,742,200	56,459
GlaxoSmithKline PLC	1,592,100	40,662
GlaxoSmithKline PLC sponsored ADR	483,000	24,672
Intertek Group PLC	1,513,300	30,449
NETeller PLC (a)	4,254,500	5,942
Next PLC	305,400	11,781
Rentokil Initial PLC	18,789,300	59,829
Rio Tinto PLC sponsored ADR	257,700	74,506
Royal Bank of Scotland Group PLC	4,173,400	50,231
Royal Dutch Shell PLC Class A sponsored ADR	868,600	67,395
Serco Group PLC	1,418,748	12,681
Tesco PLC	11,472,054	95,983
Unilever PLC sponsored ADR	1,509,260	47,074
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	8,708,600	$ 26,431
Vodafone Group PLC sponsored ADR	13,454,400	408,343
TOTAL UNITED KINGDOM		1,099,293
United States of America - 0.5%
Lululemon Athletica, Inc.	27,500	884
Microsoft Corp.	1,956,400	56,716
Oceaneering International, Inc. (a)	413,600	23,228
TOTAL UNITED STATES OF AMERICA		80,828
TOTAL COMMON STOCKS (Cost $13,281,728)		15,118,599
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	8,500	0
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.1%
Henkel KGaA	362,700	19,773
Italy - 0.3%
Buzzi Unicem SpA (Risp)	1,569,595	33,709
Fondiaria-Sai SpA (Risp)	321,300	11,299
TOTAL ITALY		45,008
TOTAL NONCONVERTIBLE PREFERRED STOCKS		64,781
Government Obligations - 0.1%
	Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.81% 8/2/07 to 9/6/07 (f) (Cost $10,468)	$ 10,500	10,467
Money Market Funds - 6.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	651,227,324	$ 651,227
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	369,574,628	369,575
TOTAL MONEY MARKET FUNDS (Cost $1,020,802)		1,020,802
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $64,545)	$ 64,554	64,545
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $14,436,396)		16,279,194
NET OTHER ASSETS - (1.0)%		(168,975)
NET ASSETS - 100%		$ 16,110,219
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,455 Nikkei 225 Index Contracts (Japan)	Sept. 2007	$ 210,394	$ (10,937)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,318,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$64,545,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 11,588
Merrill Lynch Government Securities, Inc.	52,957
$ 64,545
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32,023
Fidelity Securities Lending Cash Central Fund	12,549
Total	$ 44,572
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dawnay Day Treveria PLC	$ 40,978	$ 19,267	$ -	$ 896	$ 56,459
IWKA AG	31,757	-	-	-	55,307
SGL Carbon AG	79,939	-	117,374	-	-
Total	$ 152,674	$ 19,267	$ 117,374	$ 896	$ 111,766
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $14,532,216,000. Net unrealized appreciation aggregated $1,746,978,000, of which $2,335,696,000 related to appreciated investment securities and $588,718,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804857.103

AEA-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.1%
Babcock & Brown Japan Property Trust	161,800	$ 247,491
Babcock & Brown Ltd.	50,409	1,210,930
Boral Ltd.	204,031	1,347,454
Thinksmart Ltd.	51,200	88,569
TOTAL AUSTRALIA		2,894,444
Bermuda - 2.1%
Peace Mark Holdings Ltd.	1,310,000	2,037,977
Ports Design Ltd.	414,000	990,699
Sinofert Holdings Ltd.	3,340,000	2,303,851
TOTAL BERMUDA		5,332,527
Cayman Islands - 4.9%
Belle International Holdings Ltd.	2,335,000	2,715,047
China High Speed Transmission Equipment Group Co. Ltd.	1,209,000	2,298,679
Computime Group Ltd.	3,000,000	790,031
Delta Networks, Inc.	118,000	73,428
Hutchison China Meditech Ltd.	3	10
Kingboard Chemical Holdings Ltd.	430,500	2,369,648
Lee & Man Paper Manufacturing Ltd.	500,000	2,131,077
New Oriental Education & Technology Group, Inc. sponsored ADR	32,200	1,666,994
Perfect World Co. Ltd. sponsored ADR Class B	1,600	38,560
Spreadtrum Communications, Inc. ADR (d)	52,800	749,760
TOTAL CAYMAN ISLANDS		12,833,234
China - 14.8%
China Construction Bank Corp. (H Shares)	3,000,000	2,224,591
China International Marine Containers Co. Ltd. (B Shares)	1,006,392	2,458,692
China Life Insurance Co. Ltd. (H Shares)	500,000	2,156,000
China Merchants Bank Co. Ltd. (H Shares)	810,000	2,899,025
China Merchants Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 9/14/09 (a)	19,000	74,756
China Oilfield Services Ltd. (H Shares)	2,000,000	2,882,378
China Petroleum & Chemical Corp. (H Shares)	1,190,000	1,249,143
China Shenhua Energy Co. Ltd. (H Shares)	700,000	2,747,710
Dalian Port (PDA) Co. Ltd. (H Shares)	1,635,000	1,256,427
Mindray Medical International Ltd. sponsored ADR	29,400	911,400
Nine Dragons Paper (Holdings) Ltd.	700,000	2,054,604
PetroChina Co. Ltd. (H Shares)	3,328,000	4,900,813
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	350,000	2,988,349
Shanghai International Airport warrants:
(Citigroup Warrant Program) 1/15/10 (a)(e)	95,689	513,890
Common Stocks - continued
	Shares	Value
China - continued
Shanghai International Airport warrants: - continued
(JPMorgan Warrant Program) 7/13/09 (a)(e)	19,000	$ 103,069
(UBS Warrant Programme) 1/15/10 (a)	270,254	1,466,038
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	232,045	1,232,734
Sina Corp. (a)	48,900	2,103,678
Tencent Holdings Ltd.	400,000	1,823,872
Yantai Changyu Pioneer Wine Co. (B Shares)	241,240	1,333,167
Zhejiang Expressway Co. Ltd. (H Shares)	1,000,000	1,133,437
TOTAL CHINA		38,513,773
Hong Kong - 11.9%
Bank of East Asia Ltd.	120,000	716,558
Cheung Kong Holdings Ltd.	290,000	4,069,363
China Mobile (Hong Kong) Ltd.	450,000	5,165,100
CNOOC Ltd.	1,238,500	1,468,861
Dynasty Fine Wines Group Ltd.	241,000	94,679
Esprit Holdings Ltd.	132,500	1,770,700
Fairwood Holdings Ltd. (e)	600,000	795,862
Fosun International	84,500	156,989
Hang Lung Properties Ltd.	900,000	3,310,506
Hang Seng Bank Ltd.	120,000	1,891,005
Hong Kong & Shanghai Hotels Ltd.	174,000	289,010
Hutchison Whampoa Ltd.	77,000	818,522
Kerry Properties Ltd.	130,000	936,806
Li & Fung Ltd.	1,110,000	3,846,139
Sun Hung Kai Properties Ltd.	350,000	4,451,168
Wing Hang Bank Ltd.	100,000	1,253,903
TOTAL HONG KONG		31,035,171
India - 7.0%
Bajaj Auto Ltd.	16,000	937,467
Bharti Airtel Ltd. (a)	75,000	1,689,142
Container Corp. of India Ltd.	10,000	545,994
Educomp Solutions Ltd.	38,160	2,418,636
Idea Cellular Ltd.	67,735	218,424
IL&FS Investsmart Ltd.	63,876	325,499
INFO Edge India Ltd.	37,102	793,460
IVRCL Infrastructures & Projects Ltd.	65,000	625,174
Kotak Mahindra Bank Ltd.	30,000	552,899
Max India Ltd. (a)	111,250	591,820
Punjab National Bank	46,984	715,586
Reliance Industries Ltd.	90,000	4,240,234
Common Stocks - continued
	Shares	Value
India - continued
Royal Orchid Hotels Ltd.	132,311	$ 640,485
Sobha Developers Ltd.	47,447	1,053,538
State Bank of India	60,830	2,937,065
TOTAL INDIA		18,285,423
Indonesia - 1.4%
PT Bank Central Asia Tbk	500,000	341,649
PT Bank International Indonesia	15,353,000	318,051
PT Bank Niaga Tbk	9,648,000	983,637
PT Mitra Adiperkasa Tbk	2,913,500	255,959
PT Perusahaan Gas Negara Tbk Series B	1,800,000	1,805,859
TOTAL INDONESIA		3,705,155
Korea (South) - 21.3%
Daelim Industrial Co.	16,000	2,728,573
Dongbu Securities Co. Ltd.	41,200	1,031,424
Doosan Infracore Co. Ltd.	40,000	1,586,417
Hana Tour Service, Inc.	22,000	2,225,975
Hanwha Corp.	20,000	1,251,918
Hanwha Securities Co. Ltd.	80,000	1,842,397
Hyundai Mipo Dockyard Co. Ltd.	7,680	2,421,118
kiwoom.com Securities Co. Ltd.	10,000	902,892
Kookmin Bank	49,140	4,289,110
Korea Exchange Bank	70,000	1,086,055
Korean Reinsurance Co.	86,000	1,285,202
LG Household & Health Care Ltd.	17,000	2,253,363
LG.Philips LCD Co. Ltd. (a)	17,170	799,111
Meritz Securities Co. Ltd.	94,810	1,622,776
NHN Corp.	16,319	2,979,805
POSCO	10,240	5,921,496
Samsung Corp.	14,790	982,403
Samsung Electronics Co. Ltd.	10,317	6,810,951
Samsung Fire & Marine Insurance Co. Ltd.	10,000	2,052,711
Seoul Securities Co. Ltd.	303,300	1,039,773
Shinhan Financial Group Co. Ltd.	59,960	4,071,582
SK Securities Co. Ltd.	200,000	1,031,849
STX Pan Ocean Co. Ltd.	700,000	1,085,092
Taewoong Co. Ltd.	50,000	3,944,715
TSM Tech Co. Ltd.	15,300	395,750
TOTAL KOREA (SOUTH)		55,642,458
Malaysia - 4.1%
Bumiputra-Commerce Holdings BHD	800,000	2,732,668
Common Stocks - continued
	Shares	Value
Malaysia - continued
Gamuda Bhd	100,000	$ 225,792
Hunza Properties Bhd	342,100	366,412
IOI Corp. BHD	710,500	1,090,071
LCL Corp. Bhd	251,500	411,340
Malayan Banking BHD	510,000	1,815,892
Resorts World Bhd	1,264,700	1,522,985
SP Setia Bhd	600,000	1,493,704
Zelan Bhd	600,000	981,329
TOTAL MALAYSIA		10,640,193
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	550,000	1,434,168
Philippines - 0.4%
Philippine Long Distance Telephone Co.	18,580	1,062,007
Singapore - 5.1%
DBS Group Holdings Ltd.	77,000	1,173,285
F J Benjamin Holdings Ltd.	1,800,000	1,003,298
Keppel Corp. Ltd.	190,000	1,691,953
Parkway Holdings Ltd.	685,650	1,763,875
Petra Foods Ltd.	123,000	129,004
Raffles Medical Group Ltd.	75,000	77,672
SIA Engineering Co. Ltd.	261,000	829,829
Singapore Technologies Engineering Ltd.	700,000	1,708,443
United Overseas Bank Ltd.	205,000	3,042,546
Yangzijiang Shipbuilding Holdings Ltd.	1,501,000	1,930,706
TOTAL SINGAPORE		13,350,611
Taiwan - 16.4%
Advanced Semiconductor Engineering, Inc. (a)	1,450,000	1,900,393
Advantech Co. Ltd.	100,277	317,864
AU Optronics Corp.	875,500	1,494,346
Cathay Financial Holding Co. Ltd.	439,832	1,155,583
Chang Hwa Commercial Bank	1,300,000	838,032
China Steel Corp.	1,545,000	2,024,902
Chinatrust Financial Holding Co. Ltd.	1,920,319	1,521,787
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme):
8/8/07 (a)	254,240	200,036
11/2/07 (a)	672,000	531,387
Delta Electronics, Inc.	441,000	1,740,666
E-Life Mall Corp. Ltd.	258,030	559,174
EVA Airways Corp.	2,117,592	861,649
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far East Department Stores Co. Ltd.	1,200,000	$ 1,141,150
Formosa International Hotel Corp.	22,260	212,362
Formosa Plastics Corp.	750,000	1,851,626
Fuhwa Financial Holding Co. Ltd. (a)	3,702,054	2,431,627
Hung Poo Real Estate Development Co. Ltd.	600,000	746,137
Les Enphants Co. Ltd.	1,200,000	1,199,671
MediaTek, Inc.	206,850	3,738,671
Phoenix Precision Technology Corp.	1,406,938	1,805,361
Shin Kong Financial Holding Co. Ltd.	691,113	845,749
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 11/19/07 (a)	1,701,202	2,077,350
Siliconware Precision Industries Co. Ltd.	611,837	1,169,258
Sinopac Holdings Co.	3,400,000	1,730,623
Sinyi Realty, Inc.	359,800	1,326,947
Taiwan Cement Corp.	1,465,679	1,780,222
Taiwan Semiconductor Manufacturing Co. Ltd.	2,617,140	5,184,983
Tsann Kuen Enterprise Co. Ltd.	800,000	1,035,082
Wistron Corp.	445,644	915,493
Yageo Corp.	908,000	424,816
TOTAL TAIWAN		42,762,947
Thailand - 2.8%
ACL Bank PCL:
NVDR (a)	982,200	170,021
(For. Reg.) (a)	1,017,800	176,184
Bumrungrad Hospital PCL (For. Reg.)	768,700	1,086,120
Central Pattana PCL (For. Reg.)	2,000,000	2,012,132
Land & House PCL NVDR	1,539,200	337,034
LPN Development PCL unit	3,000,000	772,304
Minor International PCL:
(For. Reg.)	1,927,189	906,711
(For. Reg.) warrants 3/29/08 (a)	192,719	52,464
Robinson Department Store PCL (For. Reg.)	2,500,000	791,537
Siam Commercial Bank PCL (For. Reg.)	400,000	970,558
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		7,275,065
United Kingdom - 0.6%
Standard Chartered PLC (United Kingdom)	50,915	1,677,614
TOTAL COMMON STOCKS (Cost $169,176,686)		246,444,790
Investment Companies - 0.6%
	Shares	Value
Hong Kong - 0.6%
iShares FTSE/Xinhua A50 China Tracker (Cost $629,768)	65,000	$ 1,687,665
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.38% (b)	14,122,171	14,122,171
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	358,150	358,150
TOTAL MONEY MARKET FUNDS (Cost $14,480,321)		14,480,321
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $184,286,775)		262,612,776
NET OTHER ASSETS - (0.7)%		(1,891,830)
NET ASSETS - 100%		$ 260,720,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,412,821 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 281,012
Fidelity Securities Lending Cash Central Fund	1,264
Total	$ 282,276
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $184,308,303. Net unrealized appreciation aggregated $78,304,473, of which $80,067,304 related to appreciated investment securities and $1,762,831 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804858.103

FAEM-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.7%
Banco Macro SA sponsored ADR	23,600	$ 669,060
Banco Patagonia SA unit	15,000	389,927
Inversiones y Representaciones SA sponsored GDR (a)	57,200	1,049,620
Nortel Inversora SA (PN-B) sponsored ADR (a)	12,700	237,998
Pampa Holding SA (a)	161,800	143,112
TOTAL ARGENTINA		2,489,717
Austria - 0.7%
Raiffeisen International Bank Holding AG	6,900	1,058,972
voestalpine AG	15,700	1,330,448
TOTAL AUSTRIA		2,389,420
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	12,600	296,100
Bahrain - 0.2%
Gulf Finance House BSC unit (a)	28,500	712,500
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	43,530	1,224,105
Central European Media Enterprises Ltd. Class A (a)	16,900	1,562,912
China Grand Forestry Resources Group Ltd. (a)	1,502,000	601,254
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	15,500	108,035
Credicorp Ltd. (NY Shares)	10,600	682,004
Dufry South America Ltd. unit	27,455	731,473
Katanga Mining Ltd. (a)	9,800	205,150
Ports Design Ltd.	76,000	181,867
Samling Global Ltd.	904,000	375,406
Sinofert Holdings Ltd.	1,572,100	1,084,396
TOTAL BERMUDA		6,756,602
Brazil - 13.3%
Acucar Guarani SA	42,500	296,611
All America Latina Logistica SA unit	97,600	1,336,419
Banco Bradesco SA:
(PN)	119,400	3,115,857
(PN) sponsored ADR	28,800	749,952
Banco Daycoval SA (PN)	44,500	434,325
Banco do Brasil SA	64,500	1,016,691
Banco Indusval SA (e)	18,432	171,192
Bematech Industria e Comercio de Equipamentos Eletronicos SA	43,700	410,282
Brascan Residential Properties SA	24,800	187,560
Companhia Brasileira (a)(e)	722	410,010
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	12,200	$ 453,596
Companhia de Concessoes Rodoviarias	53,100	954,233
Companhia de Saneamento de Minas Gerais	56,400	868,061
Companhia de Saneamento de Minas Gerais rights 8/28/07 (a)	552	0
Companhia Vale do Rio Doce (PN-A) sponsored ADR	214,700	9,088,251
CSU Cardsystem SA sponsored ADR (a)(e)	3,000	46,285
Cyrela Brazil Realty SA	103,800	1,226,847
Duratex SA (PN)	16,900	495,107
Estacio Participacoes SA unit	10,600	123,766
Eternit SA	104,160	561,100
JBS SA	103,900	456,582
JBS SA (receipts)	27,796	122,148
Localiza Rent a Car SA	114,600	1,176,897
Lojas Americanas SA (PN)	14,011,200	1,254,777
Lojas Renner SA	39,000	730,655
LPS Brasil Consultoria de Imoveis SA	16,000	246,258
Medial Saude SA	28,300	461,103
MRV Engenharia e Participacoes SA	18,900	309,951
Multiplan Empreendimentos Imobiliarios SA	25,000	325,735
Net Servicos de Comunicacao SA sponsored ADR	94,766	1,525,733
Obrascon Huarte Lain Brasil SA	30,900	560,864
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	274,100	7,702,789
(PN) sponsored ADR (non-vtg.)	19,600	1,094,660
sponsored ADR	11,800	765,820
Submarino SA	24,400	1,028,343
TAM SA:
(PN) (ltd.-vtg.)	15,100	408,715
(PN) sponsored ADR (ltd. vtg.)	2,800	75,880
Tegma Gestao Logistica	31,400	519,945
Uniao de Bancos Brasileiros SA (Unibanco):
unit	103,500	1,204,625
GDR	19,600	2,286,144
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	39,400	2,425,645
Weg SA	30,900	345,374
TOTAL BRAZIL		46,974,788
British Virgin Islands - 0.1%
Titanium Resources Group Ltd. (a)	153,700	238,853
Common Stocks - continued
	Shares	Value
Bulgaria - 0.0%
Chimimport AD	4,000	$ 40,437
Kaolin AD	3,000	30,894
MonBat AD	4,000	50,035
TOTAL BULGARIA		121,366
Canada - 1.5%
Addax Petroleum, Inc.	7,900	305,424
Addax Petroleum, Inc. (a)(e)	4,700	181,708
AUR Resources, Inc.	18,300	698,066
Eastern Platinum Ltd. (a)	260,000	616,668
First Quantum Minerals Ltd.	10,700	1,002,592
Frontera Copper Corp. (a)	111,100	729,071
JumpTV, Inc.	41,900	147,300
Rio Narcea Gold Mines Ltd. (a)	91,100	468,012
Uranium One, Inc. (a)	43,300	502,129
Uranium One, Inc. (South Africa) (a)	49,418	585,142
TOTAL CANADA		5,236,112
Cayman Islands - 1.5%
AAC Acoustic Technology Holdings, Inc. (a)	216,000	255,793
Agile Property Holdings Ltd.	983,000	1,716,362
Belle International Holdings Ltd.	289,000	336,038
China High Speed Transmission Equipment Group Co. Ltd.	13,000	24,717
Integra Group unit	32,000	572,800
KWG Property Holding Ltd.	48,500	66,929
Lee & Man Paper Manufacturing Ltd.	404,200	1,722,763
NagaCorp Ltd.	524,000	171,508
Neo-Neon Holdings Ltd.	87,500	178,776
Perfect World Co. Ltd. sponsored ADR Class B	2,100	50,610
SinoCom Software Group Ltd.	726,000	137,791
Stella International Holdings Ltd.	16,500	31,414
Vinda International Holdings Ltd.	124,000	105,681
TOTAL CAYMAN ISLANDS		5,371,182
Chile - 0.1%
Lan Airlines SA sponsored ADR	5,700	456,399
China - 4.5%
Anhui Conch Cement Co. Ltd. (H Shares)	94,000	597,863
Bank of China (H Shares)	685,000	360,132
China Coal Energy Co. Ltd. (H Shares)	913,300	1,690,683
China Construction Bank Corp. (H Shares)	3,604,000	2,672,475
China Gas Holdings Ltd.	1,314,000	481,283
Common Stocks - continued
	Shares	Value
China - continued
China Hongxing Sports Ltd.	330,000	$ 173,054
China Molybdenum Co. Ltd. (H Shares)	83,000	177,959
China Petroleum & Chemical Corp. (H Shares)	2,379,100	2,497,341
China Shenhua Energy Co. Ltd. (H Shares)	311,500	1,222,731
Digital China Holdings Ltd. (H Shares)	274,000	130,391
First Tractor Co. Ltd. (H Shares) (a)	514,500	279,467
Guangzhou R&F Properties Co. Ltd. (H Shares)	358,800	1,303,395
Home Inns & Hotels Management, Inc. ADR (d)	500	15,190
Parkson Retail Group Ltd.	64,500	482,131
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	322,000	2,749,281
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	222,000	551,332
Shenzhen Expressway Co. Ltd. (H Shares)	206,000	191,804
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	303,892
TOTAL CHINA		15,880,404
Colombia - 0.4%
Almacenes Exito SA unit (e)	22,100	176,249
BanColombia SA sponsored ADR	31,600	1,124,644
TOTAL COLOMBIA		1,300,893
Cyprus - 0.5%
Mirland Development Corp. PLC	52,900	584,588
Urals Energy Public Co. Ltd. (a)	47,700	327,030
XXI Century Investments Public Ltd. (a)	30,500	763,629
TOTAL CYPRUS		1,675,247
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	37,900	1,987,301
Egypt - 1.3%
Commercial International Bank Ltd. sponsored GDR	77,700	924,630
Eastern Tobacco Co.	8,000	566,397
Egyptian Co. for Mobile Services (MobiNil)	5,081	166,376
Orascom Construction Industries SAE:
GDR	10,444	1,483,048
GDR (e)	400	56,800
Orascom Hotels & Development (OHD) (a)	96,336	1,127,948
Orascom Telecom Holding SAE GDR	6,228	418,522
TOTAL EGYPT		4,743,721
Estonia - 0.0%
Olympic Entertainment Group AS	18,200	151,914
Common Stocks - continued
	Shares	Value
Georgia - 0.2%
Bank of Georgia:
ADR (a)	5,000	$ 204,500
unit (a)	14,800	605,320
TOTAL GEORGIA		809,820
Germany - 0.1%
Praktiker Bau- und Heimwerkermaerkte Holding AG	7,100	310,695
Hong Kong - 3.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,757,500	1,307,941
China Mobile (Hong Kong) Ltd.	633,700	7,273,609
China Overseas Land & Investment Ltd.	176,000	372,780
China Resources Power Holdings Co. Ltd.	529,700	1,352,081
China Seven Star Shopping Ltd. (a)	890,000	91,006
Fosun International	116,500	216,441
Kerry Properties Ltd.	134,000	965,631
REXCAPITAL Financial Holdings Ltd. (a)	5,220,000	783,990
TOTAL HONG KONG		12,363,479
Hungary - 0.6%
OTP Bank Ltd. unit	18,300	2,054,175
India - 6.0%
Bharat Forge Ltd.	47,239	335,927
Bharat Heavy Electricals Ltd.	21,418	920,883
Bharti Airtel Ltd. (a)	91,875	2,069,199
Federal Bank Ltd.	14,399	127,545
Federal Bank Ltd.:
GDR	11,701	103,006
GDR (a)(e)	9,000	79,228
HCL Technologies Ltd.	126,630	987,613
Hindustan Zinc Ltd.	8,048	150,847
Indiabulls Real Estate Ltd. sponsored GDR (a)	51,448	675,512
Indian Overseas Bank	162,522	532,912
IVRCL Infrastructures & Projects Ltd.	69,051	664,137
Jaiprakash Associates Ltd.	37,384	779,213
Jindal Saw Ltd.	10,307	176,699
Kalpataru Power Transmission Ltd.	4,803	176,853
LANCO Infratech Ltd.	30,948	184,464
Larsen & Toubro Ltd.	24,681	1,601,471
Lloyd Electric & Engineering Ltd.	38,727	197,875
Nagarjuna Construction Co. Ltd.	103,382	493,373
Pantaloon Retail India Ltd.	35,450	522,174
Parsvnath Developers Ltd.	692	6,162
Common Stocks - continued
	Shares	Value
India - continued
Punjab National Bank	32,069	$ 488,424
Reliance Industries Ltd.	96,800	4,560,607
Rolta India Ltd.	112,081	1,380,724
Rolta India Ltd. sponsored GDR (e)	8,800	106,744
Satyam Computer Services Ltd.	44,254	529,088
Sintex Industries Ltd.	55,441	392,322
Sobha Developers Ltd.	7,184	159,517
State Bank of India	27,749	1,339,810
Steel Authority of India Ltd.	185,179	692,751
United Phosphorous Ltd.	23,000	176,320
Wipro Ltd.	40,483	500,976
TOTAL INDIA		21,112,376
Indonesia - 2.6%
PT Astra Agro Lestari Tbk	315,000	524,431
PT Bakrie & Brothers Tbk (a)	22,837,500	755,471
PT Bank Mandiri Persero Tbk	2,747,500	1,050,428
PT Bank Niaga Tbk	4,860,500	495,540
PT Bank Rakyat Indonesia Tbk	984,500	672,707
PT Bumi Resources Tbk	5,789,000	1,695,262
PT Indocement Tunggal Prakarsa Tbk	355,000	250,271
PT International Nickel Indonesia Tbk	145,000	899,567
PT Medco Energi International Tbk	1,756,000	814,198
PT Perusahaan Gas Negara Tbk Series B	1,025,500	1,028,838
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,479,000	1,058,721
TOTAL INDONESIA		9,245,434
Ireland - 0.1%
Dragon Oil plc (a)	75,515	344,002
Israel - 1.3%
Bank Hapoalim BM (Reg.)	256,728	1,228,293
First International Bank of Israel (a)	71,193	157,671
Israel Chemicals Ltd.	198,900	1,641,199
Oil Refineries Ltd.	501,700	398,201
Ormat Industries Ltd.	41,500	519,403
Orpak Systems Ltd.	19,400	74,286
Queenco Leisure International Ltd. GDR (a)	12,300	230,581
RADWARE Ltd. (a)	19,500	278,070
Saifun Semiconductors Ltd. (a)	14,150	168,951
TOTAL ISRAEL		4,696,655
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.3%
Alliance Bank JSC GDR (a)(e)	10,900	$ 141,700
JSC Halyk Bank of Kazakhstan GDR (e)	19,900	427,850
Kazkommertsbank JSC:
ADR (a)	18,404	331,456
unit (a)	10,500	189,105
TOTAL KAZAKHSTAN		1,090,111
Korea (South) - 16.1%
Asia Cement Co. Ltd.	5,000	418,820
CJ Corp.	5,395	741,908
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,000	3,057,710
Doosan Co. Ltd. (a)	7,131	1,189,799
GS Engineering & Construction Corp.	14,410	2,139,152
Hanil Cement Co. Ltd.	1,520	175,930
Hanjin Heavy Industries & Construction Co. Ltd.	25,040	2,120,337
Hite Brewery Co. Ltd.	6,273	824,743
Hyundai Engineering & Construction Co. Ltd. (a)	19,600	1,698,767
Hyundai Mipo Dockyard Co. Ltd.	5,551	1,749,952
Hyundai Steel Co.	10,730	772,233
Industrial Bank of Korea	48,130	1,101,498
Korean Air Lines Co. Ltd.	7,700	616,692
Kyeryong Construction Industrial Co. Ltd.	17,170	1,125,712
LG Fashion Corp.	4,690	159,669
LG Household & Health Care Ltd.	9,040	1,198,259
LG Petrochemical Co. Ltd.	11,390	538,726
Macquarie Korea Infrastructure Fund GDR	83,400	683,880
MegaStudy Co. Ltd.	7,904	1,645,181
Nexen Tire Corp.	3,000	173,680
NHN Corp.	11,980	2,187,516
ON*Media Corp.	11,880	107,193
Osstem Implant Co. Ltd.	8,700	361,037
POSCO	9,900	5,724,884
Samsung Corp.	23,000	1,527,740
Samsung Electronics Co. Ltd.	15,241	10,061,623
Samsung Fire & Marine Insurance Co. Ltd.	5,770	1,184,414
Samsung Heavy Industries Ltd.	59,390	3,228,242
Samwhan Corp.	10,000	376,741
Shinhan Financial Group Co. Ltd.	51,900	3,524,268
SK Chemicals Co. Ltd.	6,013	550,490
SK Energy Co. Ltd.	15,904	2,716,266
SK Holdings Co. Ltd.	6,496	1,220,027
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Taewoong Co. Ltd.	12,228	$ 964,719
Woori Investment & Securities Co. Ltd.	30,650	998,090
TOTAL KOREA (SOUTH)		56,865,898
Lebanon - 0.1%
Solidere GDR	14,600	244,550
Luxembourg - 0.7%
Evraz Group SA:
GDR (e)	2,800	136,360
GDR	32,600	1,587,620
Tenaris SA sponsored ADR	12,200	587,674
TOTAL LUXEMBOURG		2,311,654
Malaysia - 1.2%
DiGi.com Bhd	70,600	443,485
Gamuda Bhd	151,800	342,753
Genting Bhd	314,000	722,623
IJM Corp. Bhd	160,000	402,953
KNM Group Bhd	153,000	230,308
Lion Diversified Holdings Bhd	148,300	397,098
Steppe Cement Ltd. (a)	114,600	832,254
UEM World BHD	288,500	360,782
Zelan Bhd	204,000	333,652
TOTAL MALAYSIA		4,065,908
Mauritius - 0.1%
Golden Agri-Resources Ltd.	202,000	330,449
Mexico - 4.8%
Alsea SAB de CV	283,800	483,746
America Movil SAB de CV Series L sponsored ADR	134,300	8,041,884
Banco Compartamos SA de CV	105,600	585,764
Cemex SA de CV sponsored ADR	20,152	651,716
Fomento Economico Mexicano SA de CV sponsored ADR	51,600	1,910,232
Grupo Aeroportuario Norte Sab de CV ADR	19,800	528,660
Grupo Famsa SA de CV Series A	105,900	495,630
Grupo Financiero Banorte SA de CV Series O	254,300	1,149,415
Grupo Mexico SA de CV Series B	186,393	1,311,582
Urbi, Desarrollos Urbanos, SA de CV (a)	357,000	1,508,941
Wal-Mart de Mexico SA de CV Series V	95,948	348,846
TOTAL MEXICO		17,016,416
Common Stocks - continued
	Shares	Value
Netherlands - 0.4%
A&D Pharma Holdings NV (Reg. S) unit	4,200	$ 86,781
AmRest Holdings NV (a)	6,500	278,506
Kardan NV (d)	8,500	127,708
Plaza Centers NV	46,400	178,853
X5 Retail Group NV unit (a)	21,600	669,816
TOTAL NETHERLANDS		1,341,664
Nigeria - 0.1%
Guaranty Trust Bank PLC sponsored GDR	31,600	344,440
Oman - 0.3%
BankMuscat SAOG sponsored:
GDR (e)	7,562	106,624
GDR	61,270	863,907
TOTAL OMAN		970,531
Pakistan - 0.1%
MCB Bank Ltd. (a)	22,195	119,300
MCB Bank Ltd.	5,000	106,500
MCB Bank Ltd. unit (e)	11,385	242,501
TOTAL PAKISTAN		468,301
Panama - 0.3%
Copa Holdings SA Class A	13,600	746,776
Intergroup Financial Services Corp. (e)	16,076	281,330
TOTAL PANAMA		1,028,106
Philippines - 1.0%
Alliance Global Group, Inc. (a)	1,523,000	194,568
Ayala Corp.	31,080	362,828
GMA Networks, Inc. unit	569,000	134,730
International Container Terminal Services, Inc.	383,000	265,738
Megaworld Corp.	5,711,000	484,303
PNOC Energy Development Corp.	3,911,000	551,330
Robinsons Land Corp.	1,238,000	511,289
SM Investments Corp.	95,094	853,542
TOTAL PHILIPPINES		3,358,328
Poland - 0.3%
Bank Handlowy w Warszawie SA	12,500	509,440
Globe Trade Centre SA (a)	35,200	494,487
Vistula & Wolczanka SA (a)	2,544	142,126
TOTAL POLAND		1,146,053
Common Stocks - continued
	Shares	Value
Romania - 0.0%
Banca Transilvania SA (a)	346,580	$ 140,380
Russia - 10.1%
Gazprom OAO sponsored ADR	281,370	12,169,249
JSC Chelyabinsk Zinc Plant	1,600	238,400
JSC MMC 'Norilsk Nickel' sponsored ADR	18,500	4,366,000
Lukoil Oil Co. sponsored ADR	24,863	2,084,763
Magnitogorsk Iron & Steel Works (a)	310,300	341,330
Mobile TeleSystems OJSC sponsored ADR	45,800	2,928,910
Novolipetsk Iron & Steel Corp.	92,700	289,688
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	38,000	1,197,380
OAO TatNeft unit	9,950	997,488
OAO TMK (a)	87,500	879,375
OAO TMK unit	13,000	521,300
OJSC Rosneft	20,000	166,800
OJSC Rosneft unit (a)	18,700	156,706
Open Investments (a)	1,500	447,000
Pharmacy Chain 36.6 Jsc (a)	2,000	166,000
Sberbank (Savings Bank of the Russian Federation) (a)	461,000	1,913,150
Sberbank (Savings Bank of the Russian Federation) GDR	6,500	2,970,688
Sistema-Hals JSC	1,500	376,800
Sistema-Hals JSC unit (a)	10,000	125,600
Surgutneftegaz JSC sponsored ADR	11,537	790,285
Uralkali JSC (a)	86,600	252,006
Vimpel Communications sponsored ADR (a)	16,000	1,694,400
VSMPO-Avisma Corp. (a)	1,000	300,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	4,800	451,200
TOTAL RUSSIA		35,824,518
Singapore - 0.5%
Keppel Corp. Ltd.	77,200	687,467
Olam International Ltd.	223,000	441,293
Sino-Environment Technology Group Ltd. (a)	93,000	177,902
Yangzijiang Shipbuilding Holdings Ltd.	314,000	403,892
TOTAL SINGAPORE		1,710,554
South Africa - 6.8%
African Bank Investments Ltd.	182,947	846,338
African Rainbow Minerals Ltd. (a)	25,286	455,855
Anglo Platinum Ltd.	14,000	1,933,233
Bidvest Group Ltd.	74,200	1,510,859
FirstRand Ltd.	679,473	2,201,284
Foschini Ltd.	55,300	467,596
Common Stocks - continued
	Shares	Value
South Africa - continued
Growthpoint Properties Ltd.	61,800	$ 136,038
Illovo Sugar Ltd.	110,157	344,866
Impala Platinum Holdings Ltd.	86,064	2,525,987
Imperial Holdings Ltd.	55,000	1,076,171
Investec Ltd.	56,435	703,170
Lewis Group Ltd.	102,122	880,633
Mr. Price Group Ltd.	83,400	324,042
MTN Group Ltd.	237,000	3,357,086
Murray & Roberts Holdings Ltd.	163,461	1,745,412
Naspers Ltd. Class N sponsored ADR	58,406	1,445,549
Nedbank Group Ltd.	69,474	1,305,004
Network Healthcare Holdings Ltd.	321,100	560,971
PSG Group Ltd.	61,500	239,382
Raubex Group Ltd.	130,370	516,560
Truworths International Ltd.	199,000	1,016,555
Wesizwe Platinum Ltd. (a)	146,710	180,440
Wilson Bayly Holmes-Ovcon Ltd.	10,700	153,284
TOTAL SOUTH AFRICA		23,926,315
Taiwan - 6.6%
AU Optronics Corp.	103,000	175,805
AU Optronics Corp. sponsored ADR	23,000	389,160
China Steel Corp.	524,920	687,969
Chung Hwa Pulp Corp.	1,463,000	829,400
Delta Electronics, Inc.	480,427	1,896,288
Everlight Electronics Co. Ltd.	43,000	198,558
Feng Tay Enterprise Co. Ltd.	291,840	248,619
Formosa Chemicals & Fibre Corp.	532,000	1,238,831
Foxconn Technology Co. Ltd.	91,700	1,028,547
Gemtek Technology Corp.	128,000	353,854
Greatek Electronics, Inc.	298,000	505,916
High Tech Computer Corp.	50,640	927,631
Hon Hai Precision Industry Co. Ltd. (Foxconn)	662,012	5,488,350
InnoLux Display Corp.	229,000	1,036,499
MediaTek, Inc.	137,550	2,486,121
Shin Kong Financial Holding Co. Ltd.	1,526,000	1,867,442
Siliconware Precision Industries Co. Ltd.	1,161,267	2,219,252
Taiwan Cement Corp.	478,740	581,480
Taiwan Semiconductor Manufacturing Co. Ltd.	667,220	1,321,872
TOTAL TAIWAN		23,481,594
Common Stocks - continued
	Shares	Value
Thailand - 0.9%
Minor International PCL (For. Reg.)	1,332,204	$ 626,780
PTT Public Co. Ltd. (For. Reg.)	210,400	1,954,893
Robinson Department Store PCL (For. Reg.)	197,600	62,563
Total Access Communication PCL (a)	123,000	166,050
Total Access Communication PCL unit (a)	262,200	353,014
TOTAL THAILAND		3,163,300
Turkey - 3.2%
Aksigorta AS	51,648	365,956
Anadolu Efes Biracilk Ve Malt Sanyii AS	32,771	1,326,864
Asya Katilim Bankasi AS	215,000	1,489,917
Atakule Gayrimenkul Yatirim Ortakligi AS	109,000	151,919
Bagfas Bandirma Gubre Fabrikalari AS	14,609	591,504
Dogan Yayin Holding AS (a)	40,112	178,026
Dogus Otomotiv Servis ve Ticaret AS	61,700	345,900
Enka Insaat ve Sanayi AS	173,940	2,194,057
Tofas Turk Otomobil Fabrikasi AS	129,000	627,774
Tupras-Turkiye Petrol Rafinerileri AS	67,200	1,674,375
Turk Hava Yollari AO (a)	24,000	181,266
Turkiye Garanti Bankasi AS	319,375	2,238,087
TOTAL TURKEY		11,365,645
Ukraine - 0.1%
Stirol sponsored ADR (a)	7,800	133,414
Ukrnafta Open JSC sponsored ADR (a)	385	222,195
TOTAL UKRAINE		355,609
United Kingdom - 0.7%
Aricom plc (a)	239,300	252,779
Aricom plc warrants 6/5/10 (a)(f)	12,700	4,267
GOL Linhas Aereas Inteligentes SA warrants (Deutsche Bank Warrant Program) 9/6/07 (a)(e)	4,414	109,997
Hirco PLC	21,000	172,344
Imperial Energy PLC (a)	32,500	623,894
Kazakhstan Kagazy PLC GDR (e)	52,500	283,500
Sibir Energy PLC	113,955	1,118,088
TOTAL UNITED KINGDOM		2,564,869
United States of America - 1.0%
Central European Distribution Corp. (a)(d)	14,500	596,965
CTC Media, Inc.	64,096	1,565,865
Common Stocks - continued
	Shares	Value
United States of America - continued
NII Holdings, Inc. (a)	11,200	$ 941,024
Pricesmart, Inc.	13,570	306,818
TOTAL UNITED STATES OF AMERICA		3,410,672
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	290,000	398,898
TOTAL COMMON STOCKS (Cost $245,998,273)		344,643,918
Nonconvertible Preferred Stocks - 0.4%

Brazil - 0.1%
Brasil Telecom Participacoes SA (PN)	10,600	139,293
Itausa-Investimentos Itau S.A. (PN)	27,282	171,436
TOTAL BRAZIL		310,729
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	320	158,500
Russia - 0.2%
Transneft (a)	300	555,000
South Africa - 0.1%
Allied Electronics Corp. Ltd.	45,500	292,459
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,244,847)		1,316,688
Investment Companies - 0.4%

Romania - 0.4%
SIF 1 Banat-Crisana Arad Fund	190,100	333,523
SIF 3 Transilvania Brasov Fund	583,700	680,191
SIF 4 Muntenia Bucuresti Fund	164,900	192,159
SIF 5 Oltenia Craiova Fund	72,400	139,255
TOTAL INVESTMENT COMPANIES (Cost $949,813)		1,345,128
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	6,896,824	$ 6,896,824
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	650,410	650,410
TOTAL MONEY MARKET FUNDS (Cost $7,547,234)		7,547,234
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $255,740,167)		354,852,968
NET OTHER ASSETS - (0.5)%		(1,749,247)
NET ASSETS - 100%		$ 353,103,721
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,155,458 or 1.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,267 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom plc warrants 6/5/10	5/11/07	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 256,620
Fidelity Securities Lending Cash Central Fund	16,984
Total	$ 273,604
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $255,975,514. Net unrealized appreciation aggregated $98,877,454, of which $103,326,190 related to appreciated investment securities and $4,448,736 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804846.103

AEUR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Argentina - 0.5%
Cresud S.A.C.I.F. y A. sponsored ADR	22,900	$ 454,336
Australia - 1.1%
CSL Ltd.	12,800	970,224
Austria - 0.7%
voestalpine AG	7,500	635,564
Belgium - 0.8%
InBev SA	9,500	771,770
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	22,600	671,658
SeaDrill Ltd. (a)	41,800	851,590
TOTAL BERMUDA		1,523,248
Cyprus - 1.2%
Bank of Cyprus Public Co. Ltd.	59,400	1,046,886
Finland - 2.1%
Metso Corp.	13,100	842,493
Nokia Corp. sponsored ADR	36,700	1,051,088
TOTAL FINLAND		1,893,581
France - 15.4%
Alcatel-Lucent SA sponsored ADR	54,400	631,040
Alstom SA	4,800	878,809
AXA SA	31,300	1,225,713
Bouygues SA	8,000	647,394
Business Objects SA (a)	12,400	558,002
Cap Gemini SA	10,600	706,370
Eutelsat Communications	19,136	434,667
Groupe Danone	16,200	1,158,240
Icade SA	7,900	535,309
Louis Vuitton Moet Hennessy (LVMH)	7,900	894,633
Pinault Printemps-Redoute SA	4,000	703,496
Remy Cointreau SA	6,700	490,668
Societe Generale Series A	7,200	1,252,800
Suez SA (France)	16,100	858,526
Total SA sponsored ADR	14,800	1,163,428
Veolia Environnement	11,250	838,816
Vinci SA	11,500	835,268
TOTAL FRANCE		13,813,179
Germany - 17.4%
Adidas-Salomon AG	12,200	748,219
Common Stocks - continued
	Shares	Value
Germany - continued
Allianz AG (Reg.)	6,000	$ 1,272,005
Arcandor AG (a)	24,000	739,894
Bayer AG	15,134	1,071,037
Continental AG	4,900	710,788
DaimlerChrysler AG	7,700	698,775
E.ON AG	11,100	1,742,596
Hochtief AG	6,700	682,187
Lanxess AG	14,200	771,394
Linde AG	5,800	689,358
MAN AG	7,800	1,143,306
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,400	1,110,794
RWE AG	10,000	1,069,092
Siemens AG (Reg.)	12,900	1,633,533
SolarWorld AG	16,000	778,974
Wacker Chemie AG	3,100	765,660
TOTAL GERMANY		15,627,612
Greece - 1.8%
Bank of Piraeus	25,575	923,883
Cosmote Mobile Telecommunications SA	23,900	723,403
TOTAL GREECE		1,647,286
Ireland - 1.8%
Anglo Irish Bank Corp. PLC	19,600	367,429
CRH PLC	15,000	674,254
Smurfit Kappa Group plc	23,400	549,133
TOTAL IRELAND		1,590,816
Italy - 4.1%
Buzzi Unicem SpA	18,600	576,981
IFIL Finanziaria di Partecipazioni SpA	8,264	88,350
Intesa Sanpaolo SpA	166,700	1,273,961
Prysmian SpA	2,000	54,789
Unicredito Italiano SpA	136,700	1,173,386
Valentino Fashion Group SpA	10,600	503,887
TOTAL ITALY		3,671,354
Luxembourg - 1.0%
Acergy SA	32,800	869,200
Netherlands - 4.1%
Arcelor Mittal Class A	20,500	1,282,780
Koninklijke Ahold NV (a)	48,700	616,544
Common Stocks - continued
	Shares	Value
Netherlands - continued
Nutreco Holding NV	9,217	$ 690,511
SBM Offshore NV	19,400	804,874
TomTom Group BV (a)	4,200	274,423
TOTAL NETHERLANDS		3,669,132
Norway - 2.4%
Marine Harvest ASA (a)	638,000	806,694
Petroleum Geo-Services ASA	28,200	678,197
Telenor ASA	37,400	687,519
TOTAL NORWAY		2,172,410
Spain - 2.0%
Banco Santander Central Hispano SA	50,900	969,514
Compania de Distribucion Integral Logista SA	800	62,397
Inditex SA	12,400	752,850
TOTAL SPAIN		1,784,761
Sweden - 3.0%
Atlas Copco AB (A Shares)	40,400	713,060
Hennes & Mauritz AB (H&M) (B Shares)	14,800	859,916
Investor AB (B Shares)	27,100	711,877
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	11,000	32,446
(B Shares)	11,000	382,823
TOTAL SWEDEN		2,700,122
Switzerland - 13.5%
ABB Ltd. (Reg.)	53,522	1,316,334
Actelion Ltd. (Reg.) (a)	15,735	847,320
Credit Suisse Group (Reg.)	12,877	831,082
Julius Baer Holding AG (Bearer)	9,120	645,953
Lindt & Spruengli AG	20	585,185
Nestle SA (Reg.)	4,620	1,783,324
Pargesa Holding SA	4,225	465,928
Phonak Holding AG	7,470	724,929
Roche Holding AG (participation certificate)	13,680	2,437,807
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	530	644,028
Swiss Life Holding	3,449	859,738
UBS AG (Reg.)	18,351	1,010,590
TOTAL SWITZERLAND		12,152,218
Common Stocks - continued
	Shares	Value
United Kingdom - 19.4%
3i Group plc	25,075	$ 549,105
Barclays PLC	43,900	614,489
BG Group PLC	79,300	1,301,607
BP PLC	82,500	954,247
Burberry Group PLC	57,000	741,055
GlaxoSmithKline PLC	39,800	1,016,489
Gyrus Group PLC (a)	70,100	614,817
HSBC Holdings PLC sponsored ADR	9,900	922,284
Man Group plc	63,300	730,378
Next PLC	15,400	594,075
Reckitt Benckiser PLC	22,900	1,233,685
Royal Dutch Shell PLC Class A (United Kingdom)	86,900	3,408,767
Scottish & Southern Energy PLC	30,400	894,824
Tesco PLC	60,200	503,673
Vodafone Group PLC	243,200	738,110
Vodafone Group PLC sponsored ADR	41,550	1,261,043
Xstrata PLC	19,900	1,292,787
TOTAL UNITED KINGDOM		17,371,435
United States of America - 1.0%
General Motors Corp.	12,000	388,800
Virgin Media, Inc.	20,535	510,089
TOTAL UNITED STATES OF AMERICA		898,889
TOTAL COMMON STOCKS (Cost $83,156,111)		85,264,023
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.4%
Porsche AG	200	366,264
Italy - 0.7%
Istituto Finanziario Industriale SpA (IFI) (a)	15,800	602,980
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $656,698)		969,244
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b) (Cost $4,294,284)	4,294,284	$ 4,294,284
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $88,107,093)		90,527,551
NET OTHER ASSETS - (0.9)%		(804,987)
NET ASSETS - 100%		$ 89,722,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,683
Fidelity Securities Lending Cash Central Fund	63,983
Total	$ 233,666
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $88,139,257. Net unrealized appreciation aggregated $2,388,294, of which $6,167,716 related to appreciated investment securities and $3,779,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804860.103

AGLO-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value
Argentina - 1.3%
Cresud S.A.C.I.F. y A. sponsored ADR	15,900	$ 315,456
Inversiones y Representaciones SA sponsored GDR (a)	5,900	108,265
Pampa Holding SA (a)	232,738	205,857
TOTAL ARGENTINA		629,578
Bermuda - 1.1%
Covidien Ltd. (a)	4,225	173,014
Tyco Electronics Ltd. (a)	4,225	151,340
Tyco International Ltd.	4,225	199,800
TOTAL BERMUDA		524,154
Canada - 10.6%
Abitibi-Consolidated, Inc.	190,400	453,376
Absolut Resources Corp. (a)	58,000	34,255
Aquiline Resources, Inc. (a)	35,100	335,633
Aquiline Resources, Inc. (a)(c)	22,100	211,325
Canadian Natural Resources Ltd.	9,600	658,869
Canfor Corp. (a)	15,300	185,315
Catalyst Paper Corp. (a)	262,100	764,161
European Goldfields Ltd. (a)	20,000	107,622
Guyana Goldfields, Inc. (a)	11,600	118,534
IAMGOLD Corp.	63,700	525,509
Meridian Gold, Inc. (a)	4,300	121,389
NuVista Energy Ltd. (a)	11,100	133,404
ProEx Energy Ltd. (a)	17,300	223,974
Saskatchewan Wheat Pool, Inc. (a)(c)	59,200	629,905
Suncor Energy, Inc.	2,700	244,131
Trican Well Service Ltd.	18,900	356,313
TOTAL CANADA		5,103,715
Cayman Islands - 1.7%
ACE Ltd.	8,400	484,848
GlobalSantaFe Corp.	4,400	315,524
TOTAL CAYMAN ISLANDS		800,372
Czech Republic - 1.0%
Philip Morris CR AS	970	476,763
France - 1.4%
Sanofi-Aventis sponsored ADR	15,700	655,475
Common Stocks - continued
	Shares	Value
Germany - 1.9%
E.ON AG	3,800	$ 596,564
Lanxess AG	5,700	309,644
TOTAL GERMANY		906,208
Hong Kong - 2.5%
Hutchison Whampoa Ltd.	114,000	1,211,838
India - 0.6%
Reliance Industries Ltd.	5,637	265,580
Japan - 10.7%
Aioi Insurance Co. Ltd.	56,000	331,308
Canon, Inc.	3,300	175,164
Kose Corp.	23,500	653,075
Kubota Corp.	68,600	569,624
Kubota Corp. sponsored ADR	3,100	129,332
Millea Holdings, Inc.	10,712	423,660
Mitsui Sumitomo Insurance Co. Ltd.	26,000	300,082
Nissin Healthcare Food Service Co.	8,100	114,006
SFCG Co. Ltd.	2,220	340,869
Shinsei Bank Ltd.	137,000	511,769
Takeda Pharamaceutical Co. Ltd.	14,800	964,091
Takefuji Corp.	15,900	495,000
Tokyo Steel Manufacturing Co. Ltd.	7,100	116,037
TOTAL JAPAN		5,124,017
Korea (South) - 0.3%
Samwhan Corp.	3,800	143,162
Luxembourg - 0.1%
SES SA (A Shares) FDR	2,534	53,398
Netherlands - 1.8%
Koninklijke Philips Electronics NV	11,500	464,602
Nutreco Holding NV	5,300	397,061
TOTAL NETHERLANDS		861,663
Netherlands Antilles - 2.1%
Schlumberger Ltd. (NY Shares)	10,800	1,022,976
Philippines - 0.7%
DMCI Holdings, Inc.	636,000	126,079
Semirara Mining Corp.	269,500	207,764
TOTAL PHILIPPINES		333,843
South Africa - 2.2%
Gold Fields Ltd. sponsored ADR	62,700	1,035,804
Common Stocks - continued
	Shares	Value
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	9,960	$ 536,340
Taiwan - 0.8%
Taiwan Mobile Co. Ltd.	323,000	383,950
United Kingdom - 1.0%
Benfield Group PLC	72,600	488,158
United States of America - 45.3%
AllianceBernstein Holding LP	5,200	436,384
American Express Co.	8,000	468,320
Apple, Inc. (a)	5,900	777,384
Bank of America Corp.	13,600	644,912
Becton, Dickinson & Co.	4,100	313,076
Bowater, Inc.	23,500	461,070
Chesapeake Energy Corp.	12,300	418,692
Cogent Communications Group, Inc. (a)	16,219	465,161
Countrywide Financial Corp.	22,000	619,740
Crown Castle International Corp. (a)	9,400	340,750
Deere & Co.	1,600	192,672
Discovery Holding Co. Class A (a)	19,300	457,796
Equinix, Inc. (a)	7,500	651,825
Fluor Corp.	7,000	808,570
Genentech, Inc. (a)	7,340	545,949
Google, Inc. Class A (sub. vtg.) (a)	2,800	1,427,997
Hewlett-Packard Co.	21,600	994,248
Hibbett Sports, Inc. (a)	15,500	397,265
KLA-Tencor Corp.	13,440	763,258
Landstar System, Inc.	10,300	468,238
Lululemon Athletica, Inc.	100	3,214
Microchip Technology, Inc.	10,800	392,148
Monsanto Co.	3,600	232,020
Noble Energy, Inc.	14,600	892,644
Norfolk Southern Corp.	6,500	349,570
NRG Energy, Inc. (a)	22,200	855,810
Sears Holdings Corp. (a)	6,000	820,740
Synthes, Inc.	5,737	674,211
The Chubb Corp.	16,700	841,847
The Walt Disney Co.	21,500	709,500
The Western Union Co.	24,400	486,780
UnitedHealth Group, Inc.	5,920	286,706
Valero Energy Corp.	14,700	985,047
VCA Antech, Inc. (a)	13,400	527,156
Virgin Media, Inc.	29,700	737,748
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	24,100	$ 813,857
Williams Partners LP	10,400	502,632
TOTAL UNITED STATES OF AMERICA		21,764,937
TOTAL COMMON STOCKS (Cost $38,696,132)		42,321,931
Nonconvertible Preferred Stocks - 0.9%

Italy - 0.9%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $444,351)	11,400	435,061
Convertible Bonds - 1.0%
		Principal Amount (d)
United States of America - 1.0%
Amgen, Inc. 0.375% 2/1/13 (Cost $520,369)		$ 540,000	475,875
Government Obligations - 2.1%

Finland - 1.1%
Finnish Government 0.3% 10/18/07	JPY	62,200,000	524,000
Hong Kong - 0.5%
Hong Kong Government Special Administrative Region 3.8% 8/1/07	HKD	2,000,000	255,529
Switzerland - 0.5%
Switzerland Confederation 4.25% 1/8/08	CHF	312,000	261,379
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,033,724)			1,040,908
Money Market Funds - 6.8%
		Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $3,252,620)		3,252,620	3,252,620
Cash Equivalents - 0.1%
		Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.1%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $36,000)		$ 36,005	$ 36,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $43,983,196)			47,562,395
NET OTHER ASSETS - 0.9%			429,622
NET ASSETS - 100%			$ 47,992,017
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
115,272 AUD	August 2007	$ 98,178	$ (1,822)
119,919 CHF	August 2007	99,944	(56)
362,070 EUR	August 2007	495,750	(4,250)
196,659 GBP	August 2007	399,396	(604)
48,602,400 JPY	August 2007	411,249	11,249
		$ 1,504,517	$ 4,517

(Payable Amount $1,500,000)

The value of contracts to buy as a percentage of net assets - 3.1%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $841,230 or 1.8% of net assets.

(d) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,000 due 8/01/07 at 5.10%
BNP Paribas Securities Corp.	$ 6,611
J.P. Morgan Securities, Inc.	3,869
Merrill Lynch Government Securities, Inc.	24,195
Morgan Stanley & Co., Inc.	1,325
$ 36,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,165
Fidelity Securities Lending Cash Central Fund	12,830
Total	$ 106,995
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $44,113,797. Net unrealized appreciation aggregated $3,448,598, of which $5,074,550 related to appreciated investment securities and $1,625,952 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804862.103

AICAP-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.3%
	Shares	Value
Argentina - 2.4%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	280,638	$ 5,567,858
Inversiones y Representaciones SA sponsored GDR (a)	99,300	1,822,155
Pampa Holding SA (a)	3,671,020	3,247,017
TOTAL ARGENTINA		10,637,030
Canada - 20.2%
Abitibi-Consolidated, Inc.	3,291,500	7,837,639
Absolut Resources Corp. (a)	995,000	587,654
Aquiline Resources, Inc. (a)	589,300	5,635,005
Aquiline Resources, Inc. (a)(e)	354,100	3,385,975
Canadian Natural Resources Ltd.	157,900	10,837,029
Canfor Corp. (a)	282,600	3,422,886
Catalyst Paper Corp. (a)	4,828,000	14,076,198
European Goldfields Ltd. (a)	357,100	1,921,584
Guyana Goldfields, Inc. (a)	204,900	2,093,756
IAMGOLD Corp.	1,051,900	8,677,904
Meridian Gold, Inc. (a)	72,700	2,052,322
NuVista Energy Ltd. (a)	182,200	2,189,748
ProEx Energy Ltd. (a)	286,500	3,709,164
Saskatchewan Wheat Pool, Inc. (a)	8,400	89,378
Saskatchewan Wheat Pool, Inc. (a)(e)	1,091,100	11,609,623
Suncor Energy, Inc.	49,600	4,484,785
Trican Well Service Ltd.	347,800	6,556,912
TOTAL CANADA		89,167,562
Cayman Islands - 1.3%
GlobalSantaFe Corp.	81,600	5,851,536
Czech Republic - 2.1%
Philip Morris CR AS	18,675	9,178,921
France - 2.5%
Sanofi-Aventis sponsored ADR	259,000	10,813,250
Germany - 3.5%
E.ON AG	65,300	10,251,487
Lanxess AG	96,800	5,258,514
TOTAL GERMANY		15,510,001
Hong Kong - 4.7%
Hutchison Whampoa Ltd.	1,942,000	20,643,765
India - 1.0%
Reliance Industries Ltd.	95,621	4,505,060
Common Stocks - continued
	Shares	Value
Japan - 19.8%
Aioi Insurance Co. Ltd.	946,000	$ 5,596,730
Canon, Inc.	56,200	2,983,096
Kose Corp. (d)	397,800	11,055,026
Kubota Corp.	1,172,000	9,731,766
Kubota Corp. sponsored ADR	50,500	2,106,860
Millea Holdings, Inc.	182,568	7,220,563
Mitsui Sumitomo Insurance Co. Ltd. (d)	443,000	5,112,930
Nissin Healthcare Food Service Co.	148,400	2,088,702
SFCG Co. Ltd.	37,640	5,779,426
Shinsei Bank Ltd.	2,322,000	8,673,918
Takeda Pharamaceutical Co. Ltd.	251,700	16,396,067
Takefuji Corp.	269,700	8,396,322
Tokyo Steel Manufacturing Co. Ltd.	120,200	1,964,454
TOTAL JAPAN		87,105,860
Korea (South) - 0.5%
Samwhan Corp.	64,470	2,428,850
Luxembourg - 0.2%
SES SA (A Shares) FDR	46,905	988,410
Netherlands - 3.4%
Koninklijke Philips Electronics NV	195,700	7,906,311
Nutreco Holding NV	97,200	7,281,948
TOTAL NETHERLANDS		15,188,259
Philippines - 1.2%
DMCI Holdings, Inc.	10,782,000	2,137,401
Semirara Mining Corp.	4,114,800	3,172,203
TOTAL PHILIPPINES		5,309,604
South Africa - 4.5%
Gold Fields Ltd.	113,200	1,870,064
Gold Fields Ltd. sponsored ADR	1,097,500	18,130,700
TOTAL SOUTH AFRICA		20,000,764
Switzerland - 2.3%
Actelion Ltd. (Reg.) (a)	184,310	9,924,975
Taiwan - 1.5%
Taiwan Mobile Co. Ltd.	5,487,000	6,522,387
United Kingdom - 2.0%
Benfield Group PLC	1,300,100	8,741,787
United States of America - 9.2%
Bowater, Inc. (d)	387,500	7,602,750
Common Stocks - continued
	Shares	Value
United States of America - continued
Deere & Co.	27,100	$ 3,263,382
Monsanto Co.	59,100	3,808,995
Synthes, Inc.	97,318	11,436,789
Virgin Media, Inc.	574,115	14,261,017
TOTAL UNITED STATES OF AMERICA		40,372,933
TOTAL COMMON STOCKS (Cost $338,289,482)		362,890,954
Nonconvertible Preferred Stocks - 1.6%

Italy - 1.6%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $7,010,136)	179,700	6,857,942
Government Obligations - 4.2%
		Principal Amount
Finland - 2.1%
Finnish Government 0.3% 10/18/07	JPY	1,109,600,000	9,347,747
Hong Kong - 1.0%
Hong Kong Government Special Administrative Region 3.8% 8/1/07	HKD	35,500,000	4,535,644
Switzerland - 1.1%
Switzerland Confederation 4.25% 1/8/08	CHF	5,573,000	4,668,796
TOTAL GOVERNMENT OBLIGATIONS (Cost $18,425,745)			18,552,187
Money Market Funds - 12.5%
		Shares
Fidelity Cash Central Fund, 5.38% (b)		37,905,967	37,905,967
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)		17,268,405	17,268,405
TOTAL MONEY MARKET FUNDS (Cost $55,174,372)			55,174,372
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $418,899,735)			443,475,455
NET OTHER ASSETS - (0.6)%			(2,563,440)
NET ASSETS - 100%			$ 440,912,015
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
2,190,176 AUD	August 2007	$ 1,865,376	$ (34,624)
2,278,461 CHF	August 2007	1,898,941	(1,059)
7,603,461 EUR	August 2007	10,410,748	(89,252)
3,392,364 GBP	August 2007	6,889,586	(10,414)
777,638,400 JPY	August 2007	6,579,980	179,980
		$ 27,644,631	$ 44,630
(Payable Amount $27,600,000)
The value of contracts to buy as a percentage of net assets - 6.3%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,995,598 or 3.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,218,908
Fidelity Securities Lending Cash Central Fund	399,683
Total	$ 1,618,591
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $420,584,513. Net unrealized depreciation aggregated $22,890,942, of which $37,678,520 related to appreciated investment securities and $14,787,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804864.103

AJAF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 25.1%
Auto Components - 5.0%
Denso Corp.	34,400	$ 1,295,807
Nippon Seiki Co. Ltd.	20,000	548,388
Stanley Electric Co. Ltd.	110,100	2,606,736
Toyoda Gosei Co. Ltd.	34,400	1,092,039
		5,542,970
Automobiles - 3.8%
Toyota Motor Corp.	70,800	4,270,302
Distributors - 1.7%
ABC-Mart, Inc.	22,100	549,341
Canon Marketing Japan, Inc.	27,300	494,049
Sankyo Seiko Co. Ltd.	207,500	933,386
		1,976,776
Hotels, Restaurants & Leisure - 2.7%
Aeon Fantasy Co. Ltd.	49,320	1,011,184
H.I.S. Co. Ltd.	25,600	658,256
Kyoritsu Maintenance Co. Ltd.	26,160	588,891
USJ Co. Ltd.	1,164	774,264
		3,032,595
Household Durables - 2.1%
Casio Computer Co. Ltd.	57,400	874,810
Chofu Seisakusho Co. Ltd.	48,000	877,125
Misawa Homes Holdings, Inc. (a)	50,500	610,520
		2,362,455
Internet & Catalog Retail - 0.3%
Rakuten, Inc.	990	302,938
Leisure Equipment & Products - 3.4%
Aruze Corp.	29,800	942,258
Fujifilm Holdings Corp.	31,300	1,356,855
Namco Bandai Holdings, Inc.	75,700	1,186,140
Tamron Co. Ltd.	12,400	376,725
		3,861,978
Multiline Retail - 0.3%
Daiei, Inc. (a)	33,200	300,307
Specialty Retail - 4.4%
DCM Japan Holdings Co. Ltd.	25,580	224,970
Duskin Co. Ltd.	33,500	566,317
Fujitsu Business Systems Ltd.	37,400	627,825
Hikari Tsushin, Inc.	15,000	596,350
Shimachu Co. Ltd.	27,400	778,040
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Workman Co. Ltd.	19,000	$ 804,050
Xebio Co. Ltd.	12,000	338,741
Yamada Denki Co. Ltd.	10,520	1,045,309
		4,981,602
Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.	73,000	996,172
Renown, Inc. (a)	59,600	508,389
		1,504,561
TOTAL CONSUMER DISCRETIONARY		28,136,484
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.4%
Daikokutenbussan Co. Ltd.	56,300	560,714
Itochushokuhin Co. Ltd.	11,800	381,078
Valor Co. Ltd.	57,900	724,451
		1,666,243
Food Products - 0.3%
Toyo Suisan Kaisha Ltd.	22,000	363,476
Household Products - 1.0%
Uni-Charm Corp.	19,700	1,072,339
Personal Products - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	18,900	654,154
TOTAL CONSUMER STAPLES		3,756,212
ENERGY - 2.2%
Energy Equipment & Services - 0.8%
Shinko Plantech Co. Ltd.	68,500	871,386
Oil, Gas & Consumable Fuels - 1.4%
AOC Holdings, Inc.	48,800	804,016
Japan Petroleum Exploration Co. Ltd. (d)	12,200	825,740
		1,629,756
TOTAL ENERGY		2,501,142
FINANCIALS - 16.3%
Capital Markets - 2.9%
JAFCO Co. Ltd.	6,300	286,772
Japan Asia Investment Co. Ltd.	132,000	866,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Matsui Securities Co. Ltd.	68,800	$ 569,470
Nomura Holdings, Inc.	53,000	1,005,410
Risa Partners, Inc. (d)	182	427,422
		3,156,054
Commercial Banks - 6.1%
Mizuho Financial Group, Inc.	614	4,324,466
The Tokushima Bank Ltd.	96,000	667,585
Tokyo Tomin Bank Ltd.	29,200	1,012,627
Yamaguchi Financial Group, Inc.	63,000	791,750
		6,796,428
Consumer Finance - 0.5%
SFCG Co. Ltd.	3,870	594,218
Insurance - 1.4%
T&D Holdings, Inc.	23,750	1,553,183
Real Estate Investment Trusts - 0.5%
Kenedix Realty Investment Corp.	80	576,620
Real Estate Management & Development - 4.0%
Aeon Mall Co. Ltd.	30,600	915,303
Keihanshin Real Estate Co. Ltd.	18,000	110,240
KK daVinci Advisors (a)	482	392,224
Leopalace21 Corp.	30,600	967,369
Sankei Building Co. Ltd.	52,600	505,183
Shoei Co.	27,060	511,413
Suncity Co. Ltd.	1,188	693,227
Yasuragi Co. Ltd.	66,100	408,633
		4,503,592
Thrifts & Mortgage Finance - 0.9%
Atrium Co. Ltd.	33,100	1,007,223
TOTAL FINANCIALS		18,187,318
HEALTH CARE - 3.4%
Pharmaceuticals - 3.4%
Chugai Pharmaceutical Co. Ltd.	29,400	507,252
Daiichi Sankyo Co. Ltd.	38,600	1,066,554
Takeda Pharamaceutical Co. Ltd.	34,200	2,227,833
		3,801,639
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 21.6%
Commercial Services & Supplies - 0.5%
ARRK Corp.	58,000	$ 513,357
Construction & Engineering - 0.7%
Asunaro Aoki Construction Co. Ltd.	82,500	540,147
Kandenko Co. Ltd.	43,000	252,835
		792,982
Machinery - 10.3%
Aida Engineering Ltd.	125,000	921,420
Fuji Machine Manufacturing Co. Ltd.	57,700	1,323,548
Kato Works Co. Ltd.	134,000	864,642
Kubota Corp.	97,000	805,445
Miyachi Corp.	40,800	694,316
Nabtesco Corp.	70,000	1,046,921
Nitta Corp.	41,300	912,918
Nittoku Engineering Co. Ltd.	89,200	608,717
NSK Ltd.	52,000	498,173
Sasakura Engineering Co. Ltd.	79,000	1,001,900
Torishima Pump Manufacturing Co. Ltd.	225,900	3,068,954
		11,746,954
Marine - 1.8%
Iino Kaiun Kaisha Ltd.	86,300	1,108,356
Kawasaki Kisen Kaisha Ltd.	65,000	889,698
		1,998,054
Road & Rail - 1.8%
Hamakyorex Co. Ltd.	86,600	1,993,738
Trading Companies & Distributors - 5.3%
Misumi Group, Inc.	68,200	1,163,097
Mitsui & Co. Ltd.	95,000	2,232,551
Sojitz Corp.	272,900	1,362,646
Sumitomo Corp.	65,800	1,274,345
		6,032,639
Transportation Infrastructure - 1.2%
Japan Airport Terminal Co. Ltd. (d)	37,100	648,004
The Sumitomo Warehouse Co. Ltd.	115,000	708,648
		1,356,652
TOTAL INDUSTRIALS		24,434,376
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 14.7%
Computers & Peripherals - 1.1%
Fujitsu Ltd.	180,000	$ 1,188,083
Electronic Equipment & Instruments - 4.3%
Ibiden Co. Ltd.	12,900	945,768
Murata Manufacturing Co. Ltd.	13,200	986,214
Nippon Electric Glass Co. Ltd.	56,500	880,930
Omron Corp.	19,900	527,397
Optoelectronics Co. Ltd.	22,900	197,188
Origin Electric Co. Ltd.	104,000	615,723
Seikoh Giken Co. Ltd.	9,200	173,013
Shizuki Electric Co., Inc.	117,000	451,948
		4,778,181
Internet Software & Services - 0.9%
eAccess Ltd. (d)	1,297	704,434
Telewave, Inc. (d)	1,010	314,811
		1,019,245
Office Electronics - 3.4%
Canon, Inc.	41,400	2,197,512
Konica Minolta Holdings, Inc.	104,000	1,537,620
		3,735,132
Semiconductors & Semiconductor Equipment - 1.1%
Axell Corp.	165	428,003
Micronics Japan Co. Ltd.	12,000	416,222
UMC Japan (a)	2,660	367,722
		1,211,947
Software - 3.9%
Atlus Co. Ltd. (a)	148,600	752,192
Intelligent Wave, Inc.	1,199	490,453
Nintendo Co. Ltd.	6,300	3,087,000
		4,329,645
TOTAL INFORMATION TECHNOLOGY		16,262,233
MATERIALS - 12.6%
Chemicals - 9.4%
Adeka Corp.	64,200	650,868
C. Uyemura & Co. Ltd.	10,600	648,917
ISE Chemical Corp.	71,000	926,172
JSR Corp.	48,200	1,209,116
Kuraray Co. Ltd.	78,000	896,819
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lintec Corp.	35,700	$ 703,062
Nippon Parkerizing Co. Ltd.	40,000	693,247
Shin-Etsu Chemical Co. Ltd.	15,700	1,159,279
The Nippon Synthetic Chemical Industry Co. Ltd.	227,000	1,137,920
Tohcello Co. Ltd.	86,000	875,753
Tokai Carbon Co. Ltd.	157,000	1,717,618
		10,618,771
Metals & Mining - 3.2%
Hitachi Metals Ltd.	77,000	931,713
Sumitomo Metal Industries Ltd.	477,000	2,746,832
		3,678,545
TOTAL MATERIALS		14,297,316
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NTT DoCoMo, Inc.	493	680,833
TOTAL COMMON STOCKS (Cost $111,753,921)		112,057,553
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 5.38% (b)	703,379	703,379
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	1,525,850	1,525,850
TOTAL MONEY MARKET FUNDS (Cost $2,229,229)		2,229,229
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $113,983,150)		114,286,782
NET OTHER ASSETS - (1.8)%		(2,065,356)
NET ASSETS - 100%		$ 112,221,426
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,883
Fidelity Securities Lending Cash Central Fund	67,876
Total	$ 81,759
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $114,190,285. Net unrealized appreciation aggregated $96,497, of which $12,317,232 related to appreciated investment securities and $12,220,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804850.103

AKOR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.1%
Hyundai Mobis	7,640	$ 823,130
Automobiles - 0.5%
Hyundai Motor Co.	3,880	340,422
Hotels, Restaurants & Leisure - 1.2%
Hana Tour Service, Inc.	8,183	827,961
Household Durables - 4.5%
LG Electronics, Inc.	16,150	1,354,438
Woongjin Coway Co. Ltd.	56,240	1,822,346
		3,176,784
TOTAL CONSUMER DISCRETIONARY		5,168,297
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.8%
Shinsegae Co. Ltd.	2,977	1,943,528
Household Products - 2.5%
LG Household & Health Care Ltd.	13,290	1,761,600
TOTAL CONSUMER STAPLES		3,705,128
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
SK Energy Co. Ltd.	8,008	1,367,697
FINANCIALS - 17.4%
Capital Markets - 2.6%
Daewoo Securities Co. Ltd.	24,580	890,722
Korea Investment Holdings Co. Ltd.	13,310	907,469
		1,798,191
Commercial Banks - 11.9%
Industrial Bank of Korea	41,210	943,127
Kookmin Bank	37,090	3,237,344
Shinhan Financial Group Co. Ltd.	34,442	2,338,783
Woori Finance Holdings Co. Ltd.	70,300	1,810,301
		8,329,555
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.9%
Meritz Fire & Marine Insurance Co. Ltd.	71,400	$ 773,558
Meritz Fire & Marine Insurance Co. Ltd. rights 8/21/07 (a)	27,380	123,906
Samsung Fire & Marine Insurance Co. Ltd.	5,750	1,180,309
		2,077,773
TOTAL FINANCIALS		12,205,519
INDUSTRIALS - 36.5%
Construction & Engineering - 9.0%
Doosan Heavy Industries & Construction Co. Ltd.	18,340	1,920,439
GS Engineering & Construction Corp.	9,470	1,405,813
Hyundai Engineering & Construction Co. Ltd. (a)	13,086	1,134,187
Samsung Engineering Co. Ltd.	15,980	1,874,530
		6,334,969
Industrial Conglomerates - 5.7%
LG Corp.	15,850	899,060
Samsung Techwin Co. Ltd.	40,600	2,506,681
SK Holdings Co. Ltd.	3,271	614,333
		4,020,074
Machinery - 20.4%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,270	2,489,757
Doosan Infracore Co. Ltd.	92,190	3,656,295
Hyundai Heavy Industries Co. Ltd.	4,910	1,894,338
Hyundai Mipo Dockyard Co. Ltd.	10,670	3,363,715
Taewoong Co. Ltd.	36,782	2,901,890
		14,305,995
Trading Companies & Distributors - 1.4%
Samsung Corp.	14,440	959,155
TOTAL INDUSTRIALS		25,620,193
INFORMATION TECHNOLOGY - 21.3%
Electronic Equipment & Instruments - 3.9%
LG.Philips LCD Co. Ltd. (a)	44,880	2,088,766
SFA Engineering Corp.	12,266	642,696
		2,731,462
Internet Software & Services - 4.1%
NHN Corp.	15,808	2,886,498
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 13.3%
Hynix Semiconductor, Inc. (a)	17,430	$ 702,308
PSK, Inc.	47,854	854,429
Samsung Electronics Co. Ltd.	10,432	6,886,877
Simm Tech Co. Ltd.	60,678	876,236
		9,319,850
TOTAL INFORMATION TECHNOLOGY		14,937,810
MATERIALS - 6.3%
Metals & Mining - 6.3%
POSCO	7,670	4,435,339
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
LG Dacom Corp.	44,180	1,262,632
TOTAL COMMON STOCKS (Cost $35,334,716)		68,702,615
Nonconvertible Preferred Stocks - 1.0%

MATERIALS - 1.0%
Chemicals - 1.0%
LG Chemical Ltd.	13,420	710,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $725,395)		710,389
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.38% (b) (Cost $755,902)	755,902	755,902
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $36,816,013)		70,168,906
NET OTHER ASSETS - 0.1%		48,671
NET ASSETS - 100%		$ 70,217,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,006
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $36,874,609. Net unrealized appreciation aggregated $33,294,297, of which $33,468,113 related to appreciated investment securities and $173,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804865.103

ALAF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Argentina - 0.1%
Banco Patagonia SA unit	10,500	$ 272,949
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	12,600	296,100
Bermuda - 1.2%
Credicorp Ltd. (NY Shares)	15,600	1,003,704
Dufry South America Ltd. unit	65,667	1,749,540
TOTAL BERMUDA		2,753,244
Brazil - 59.3%
Acucar Guarani SA	63,800	445,266
AES Tiete SA (PN) (non-vtg.)	21,636,300	798,184
All America Latina Logistica SA unit	149,500	2,047,076
Banco ABC Brasil SA unit	8,644	416,097
Banco Bradesco SA:
(PN)	153,656	4,009,800
(PN) sponsored ADR	280,800	7,312,032
Banco Daycoval SA (PN)	64,800	632,455
Banco do Estado do Rio Grande do Sul SA unit	24,082	467,785
Banco Indusval SA (e)	25,160	233,680
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	130,690	5,965,740
sponsored ADR (non-vtg.)	97,900	4,477,946
Brasil Telecom Participacoes SA sponsored ADR	34,340	2,271,591
Companhia Brasileira (a)(e)	778	441,811
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	25,600	951,808
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	77,900	5,336,150
sponsored ADR	3,260	228,363
Companhia de Saneamento de Minas Gerais	70,200	1,080,459
Companhia de Saneamento de Minas Gerais rights 8/28/07 (a)	687	0
Companhia Providencia Industria e Comercio	69,200	550,530
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	24,400	1,406,904
Companhia Vale do Rio Doce:
(PN-A)	41,800	1,758,120
(PN-A) sponsored ADR	376,500	15,937,245
sponsored ADR	243,200	11,919,232
Duratex SA (PN)	99,000	2,900,329
Eletropaulo Metropolitana SA (PN-B)	16,880,000	1,100,936
Gafisa SA (a)	81,600	1,294,894
Common Stocks - continued
	Shares	Value
Brazil - continued
Gafisa SA ADR (a)	8,000	$ 251,600
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	13,200	328,944
GVT Holding SA	102,400	1,980,393
Inpar SA	58,000	640,272
JBS SA	212,000	931,621
JBS SA (receipts)	56,716	249,235
Klabin Segall SA	42,100	453,577
Localiza Rent a Car SA	145,000	1,489,094
Lojas Renner SA	30,700	575,157
LPS Brasil Consultoria de Imoveis SA	22,300	343,223
Medial Saude SA	95,300	1,552,760
MRV Engenharia e Participacoes SA	21,600	354,230
Multiplan Empreendimentos Imobiliarios SA	66,000	859,941
Petroleo Brasileiro SA Petrobras:
(ON)	8,300	269,854
(PN) (non-vtg.)	150,800	4,237,799
(PN) sponsored ADR (non-vtg.)	205,600	11,482,760
sponsored ADR	184,100	11,948,090
Profarma Distribuidora de Produtos Farmaceuticos SA	36,000	683,049
Redecard SA	13,100	223,246
Sao Carlos Empreen E Part SA	47,500	557,133
Submarino SA	54,100	2,280,056
TAM SA:
(PN) (ltd.-vtg.)	54,700	1,480,575
(PN) sponsored ADR (ltd. vtg.)	25,000	677,500
Tegma Gestao Logistica	89,200	1,477,041
Terna Participacoes SA unit	56,000	876,467
TIM Participacoes SA	83,300	287,363
TIM Participacoes SA sponsored ADR (non-vtg.)	16,100	556,577
Totvs SA	49,900	1,549,278
Tractebel Energia SA	84,000	1,013,332
Uniao de Bancos Brasileiros SA (Unibanco):
unit	16,600	193,206
GDR	58,200	6,788,448
Usinas Siderurgicas de Minas Gerais SA	12,000	853,349
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	76,800	4,728,160
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,980	95,054
sponsored ADR (non-vtg.)	126,750	3,012,848
TOTAL BRAZIL		139,265,665
Common Stocks - continued
	Shares	Value
Chile - 5.6%
CAP SA	169,216	$ 4,114,005
Empresa Nacional de Electricidad SA sponsored ADR	18,900	828,765
Enersis SA sponsored ADR	33,025	585,203
Inversiones Aguas Metropolitanas SA ADR (e)	65,400	1,572,710
Lan Airlines SA sponsored ADR	58,200	4,660,074
Masisa SA	3,017,104	827,238
Vina Concha y Toro SA sponsored ADR	9,385	455,173
TOTAL CHILE		13,043,168
Colombia - 1.2%
Almacenes Exito SA unit (e)	132,400	1,055,897
BanColombia SA sponsored ADR	50,600	1,800,854
TOTAL COLOMBIA		2,856,751
Luxembourg - 0.9%
Tenaris SA sponsored ADR	22,600	1,088,642
Ternium SA sponsored ADR	36,100	1,114,407
TOTAL LUXEMBOURG		2,203,049
Mexico - 26.7%
Alsea SAB de CV	810,500	1,381,522
America Movil SAB de CV Series L sponsored ADR	423,200	25,341,210
Axtel SAB de CV unit (a)	281,078	2,047,973
Banco Compartamos SA de CV	236,600	1,312,422
Cemex SA de CV sponsored ADR	258,267	8,352,355
Corporacion Geo SA de CV Series B (a)	513,100	2,813,465
Fomento Economico Mexicano SA de CV sponsored ADR	138,963	5,144,410
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	30,600	1,487,772
Grupo Aeroportuario Norte Sab de CV ADR	3,900	104,130
Grupo Televisa SA de CV	65,900	333,385
Grupo Televisa SA de CV (CPO) sponsored ADR	214,756	5,422,589
Industrias Penoles SA de CV	103,300	1,354,822
Telefonos de Mexico SA de CV Series L sponsored ADR	71,102	2,429,555
Urbi, Desarrollos Urbanos, SA de CV (a)	463,500	1,959,087
Wal-Mart de Mexico SA de CV Series V	899,569	3,270,639
TOTAL MEXICO		62,755,336
Panama - 0.9%
Copa Holdings SA Class A	23,500	1,290,385
Intergroup Financial Services Corp.	41,129	719,758
Intergroup Financial Services Corp. (e)	11,123	194,653
TOTAL PANAMA		2,204,796
Common Stocks - continued
	Shares	Value
United Kingdom - 1.2%
GOL Linhas Aereas Inteligentes SA warrants (Deutsche Bank Warrant Program) 9/6/07 (a)(e)	84,957	$ 2,117,128
SABMiller PLC	22,400	579,258
TOTAL UNITED KINGDOM		2,696,386
United States of America - 0.9%
Pricesmart, Inc.	9,079	205,276
Southern Copper Corp. (d)	17,200	1,938,612
TOTAL UNITED STATES OF AMERICA		2,143,888
TOTAL COMMON STOCKS (Cost $146,115,379)		230,491,332
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.3%
Brasil Telecom Participacoes SA (PN)	17,000	223,395
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	15,610,000	596,414
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $801,870)		819,809
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.38% (b)	3,075,715	3,075,715
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	2,737,775	2,737,775
TOTAL MONEY MARKET FUNDS (Cost $5,813,490)		5,813,490
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $152,730,739)		237,124,631
NET OTHER ASSETS - (0.9)%		(2,081,400)
NET ASSETS - 100%		$ 235,043,231
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,615,879 or 2.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 188,543
Fidelity Securities Lending Cash Central Fund	17,087
Total	$ 205,630
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $153,349,763. Net unrealized appreciation aggregated $83,774,868, of which $86,299,225 related to appreciated investment securities and $2,524,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804851.103

OS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	199,700	$ 3,962
Australia - 6.4%
AMP Ltd.	332,700	2,852
Australian Wealth Management Ltd.	953,300	2,145
Babcock & Brown Japan Property Trust	1,065,300	1,629
Babcock & Brown Ltd.	76,700	1,842
Babcock & Brown Wind Partners	1,798,000	2,949
BHP Billiton Ltd.	321,400	10,249
Charter Hall Group unit	912,600	2,209
Commonwealth Bank of Australia	162,800	7,527
Computershare Ltd.	655,500	5,580
CSL Ltd.	210,400	15,948
Gunns Ltd.	587,200	1,696
JB Hi-Fi Ltd.	265,500	2,670
Macquarie Bank Ltd.	81,200	5,709
McGuigan Simeon Wines Ltd. (a)	614,691	1,063
National Australia Bank Ltd.	318,700	10,418
Rio Tinto Ltd. (d)	30,300	2,403
Seek Ltd.	226,300	1,626
Silex Systems Ltd. (a)	195,200	1,738
Westfield Group:
unit	250,700	4,070
unit New	21,800	344
WorleyParsons Ltd.	88,222	2,549
TOTAL AUSTRALIA		87,216
Austria - 0.1%
Palfinger AG	29,600	1,580
Belgium - 0.8%
Hamon & Compagnie International SA (a)(d)	53,700	3,178
InBev SA	76,100	6,182
KBC Groupe SA	10,100	1,328
TOTAL BELGIUM		10,688
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	66,800	1,985
Brazil - 0.2%
Vivo Participacoes SA (PN) sponsored ADR (d)	723,700	3,249
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	103,200	947
Common Stocks - continued
	Shares	Value (000s)
Canada - 0.3%
Cameco Corp.	113,500	$ 4,607
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	97,100	5,091
Denmark - 1.6%
Novo Nordisk AS Series B	49,900	5,276
Novozymes AS Series B	55,800	6,649
Vestas Wind Systems AS (a)	138,400	9,366
TOTAL DENMARK		21,291
Finland - 1.1%
Fortum Oyj	81,000	2,637
Neste Oil Oyj	75,300	2,720
Nokia Corp.	272,450	7,803
UPM-Kymmene Corp. sponsored ADR (d)	92,800	2,058
TOTAL FINLAND		15,218
France - 13.8%
Alstom SA	173,600	31,789
AXA SA	144,873	5,673
BNP Paribas SA	67,281	7,524
Bouygues SA	66,300	5,365
Cap Gemini SA	123,500	8,230
Carrefour SA	111,200	7,966
CNP Assurances	37,200	4,930
Electricite de France	72,000	7,371
Gaz de France	52,700	2,477
Groupe Danone	71,300	5,098
L'Air Liquide SA	57,480	7,528
L'Oreal SA	64,734	7,483
Michelin SA (Compagnie Generale des Etablissements) Series B	34,600	4,632
Neopost SA	18,900	2,766
Pinault Printemps-Redoute SA	31,300	5,505
Remy Cointreau SA	44,200	3,237
Renault SA	31,300	4,585
Societe Generale Series A	51,470	8,956
Sodexho Alliance SA	51,900	3,463
Suez SA (France)	132,000	7,039
Total SA:
Series B	122,888	9,660
sponsored ADR	50,800	3,993
Veolia Environnement	208,475	15,544
Common Stocks - continued
	Shares	Value (000s)
France - continued
Vinci SA	138,000	$ 10,023
Vivendi Universal SA	166,500	7,136
TOTAL FRANCE		187,973
Germany - 11.7%
Aareal Bank AG	63,730	3,042
Allianz AG (Reg.)	37,800	8,014
BASF AG	12,900	1,670
Bayer AG	110,700	7,834
Bayerische Motoren Werke AG (BMW)	69,600	4,365
Beiersdorf AG	114,700	8,052
Commerzbank AG	170,800	7,404
DaimlerChrysler AG	56,100	5,091
DaimlerChrysler AG (Reg.)	59,300	5,381
Deutsche Boerse AG	53,000	6,199
E.ON AG	109,879	17,250
ESCADA AG (a)(d)	103,388	4,279
GFK AG	62,893	3,266
Henkel KGaA	107,811	5,315
Hochtief AG	14,000	1,425
IVG Immobilien AG	25,700	947
Lanxess AG	91,100	4,949
MAN AG	24,200	3,547
Metro AG	71,100	5,572
MLP AG (d)	376,600	6,751
MPC Muenchmeyer Petersen Capital AG	22,800	2,181
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	15,700	2,725
Q-Cells AG	34,000	3,010
SAP AG sponsored ADR	75,800	4,087
SGL Carbon AG (a)	198,600	10,319
Siemens AG sponsored ADR	166,800	21,122
Wincor Nixdorf AG	58,200	5,213
TOTAL GERMANY		159,010
Hong Kong - 0.6%
China Overseas Land & Investment Ltd.	1,300,000	2,753
China Unicom Ltd.	2,564,000	4,538
Dynasty Fine Wines Group Ltd.	738,000	290
TOTAL HONG KONG		7,581
Common Stocks - continued
	Shares	Value (000s)
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	130,000	$ 1,250
Power Finance Corp. Ltd.	4,320	20
TOTAL INDIA		1,270
Ireland - 0.6%
Allied Irish Banks PLC	164,900	4,306
Irish Life & Permanent PLC	151,800	3,687
TOTAL IRELAND		7,993
Italy - 3.5%
Alleanza Assicurazioni SpA (d)	370,800	4,709
Antichi Pellettieri SpA	92,300	1,345
Assicurazioni Generali SpA	145,750	5,782
Azimut Holdings SpA	156,200	2,628
Edison SpA	902,200	2,855
ENI SpA	268,391	9,362
Intesa Sanpaolo SpA	574,600	4,391
Lottomatica SpA	56,000	2,091
MARR SpA	122,400	1,340
Unicredito Italiano SpA	1,062,400	9,119
Unione di Banche Italiane Scpa	181,200	4,505
TOTAL ITALY		48,127
Japan - 17.3%
Canon, Inc.	207,100	10,993
Chugai Pharmaceutical Co. Ltd.	132,700	2,290
Daiwa Securities Group, Inc.	367,700	3,901
Fujifilm Holdings Corp.	112,000	4,855
Ibiden Co. Ltd.	64,900	4,758
Japan Steel Works Ltd.	274,000	4,361
Japan Tobacco, Inc.	766	3,893
KDDI Corp.	478	3,171
Kinden Corp.	253,000	2,247
Konica Minolta Holdings, Inc.	276,000	4,081
Matsui Securities Co. Ltd. (d)	251,700	2,083
Millea Holdings, Inc.	127,720	5,051
Mitsubishi Corp.	98,100	2,897
Mitsubishi Estate Co. Ltd.	329,000	8,370
Mitsubishi UFJ Financial Group, Inc.	438	4,660
Mitsui & Co. Ltd.	145,000	3,408
Mitsui Fudosan Co. Ltd.	183,000	4,778
Mizuho Financial Group, Inc.	1,920	13,523
Murata Manufacturing Co. Ltd.	68,200	5,095
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nafco Co. Ltd.	61,100	$ 1,770
Namco Bandai Holdings, Inc.	128,500	2,013
NGK Insulators Ltd.	101,000	3,087
Nidec Corp.	56,900	3,767
Nintendo Co. Ltd.	25,800	12,642
Nippon Steel Corp.	494,000	3,716
Nomura Holdings, Inc.	359,400	6,818
NSK Ltd.	570,000	5,461
NTT DoCoMo, Inc.	4,521	6,244
Organo Corp. (d)	116,000	2,486
ORIX Corp.	26,340	6,322
Point, Inc.	45,360	2,234
SHIMIZU Corp.	367,000	2,187
Sompo Japan Insurance, Inc.	198,700	2,307
Sony Corp.	37,700	1,988
Sony Corp. sponsored ADR	53,200	2,806
Stanley Electric Co. Ltd.	129,100	3,057
Sumco Corp.	78,400	4,025
Sumitomo Forestry Co. Ltd.	216,000	1,988
Sumitomo Metal Industries Ltd.	688,000	3,962
Sumitomo Mitsui Financial Group, Inc.	632	5,712
Sumitomo Trust & Banking Co. Ltd.	582,400	4,917
T&D Holdings, Inc.	141,600	9,260
Takeda Pharamaceutical Co. Ltd.	114,000	7,426
Tokuyama Corp.	206,000	2,992
Toyota Motor Corp.	383,100	23,107
USS Co. Ltd.	48,180	3,218
Yahoo! Japan Corp.	6,614	2,051
Yamaguchi Financial Group, Inc.	139,000	1,747
Yamaha Motor Co. Ltd.	59,600	1,677
TOTAL JAPAN		235,402
Korea (South) - 0.4%
Doosan Heavy Industries & Construction Co. Ltd.	24,480	2,563
Samsung Fire & Marine Insurance Co. Ltd.	14,080	2,890
TOTAL KOREA (SOUTH)		5,453
Luxembourg - 0.3%
SES SA (A Shares) FDR	213,304	4,495
Common Stocks - continued
	Shares	Value (000s)
Malaysia - 0.6%
DiGi.com Bhd	455,900	$ 2,864
Gamuda Bhd	2,283,200	5,155
TOTAL MALAYSIA		8,019
Netherlands - 4.4%
ABN-AMRO Holding NV	210,610	10,488
Arcelor Mittal (NY Shares) Class A	26,600	1,623
Arcelor Mittal Class A	77,500	4,850
Heineken NV (Bearer)	71,300	4,513
ING Groep NV (Certificaten Van Aandelen)	31,546	1,331
Koninklijke Ahold NV sponsored ADR (a)	602,200	7,624
Koninklijke Philips Electronics NV (NY Shares)	256,500	10,363
SBM Offshore NV	192,900	8,003
TNT NV	78,100	3,373
Unilever NV (NY Shares)	265,500	8,034
TOTAL NETHERLANDS		60,202
Norway - 1.2%
Acta Holding ASA	553,400	2,544
Aker Kvaerner ASA	274,950	7,170
Marine Harvest ASA (a)	2,316,000	2,928
Statoil ASA	119,200	3,558
TOTAL NORWAY		16,200
Panama - 0.6%
McDermott International, Inc. (a)	96,100	7,971
Portugal - 0.2%
Energias de Portugal SA	513,200	2,928
South Africa - 0.6%
Growthpoint Properties Ltd.	1,360,400	2,995
Impala Platinum Holdings Ltd.	74,900	2,198
JSE Ltd.	303,700	3,077
Mondi Ltd. unit (a)	12,490	108
TOTAL SOUTH AFRICA		8,378
Spain - 1.3%
Banco Santander Central Hispano SA sponsored ADR	328,100	6,103
Telefonica SA	495,148	11,591
TOTAL SPAIN		17,694
Sweden - 1.7%
Scania AB (B Shares)	232,600	5,627
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	133,000	$ 4,619
Svenska Cellulosa AB (SCA) (B Shares)	193,200	3,448
Swedish Match Co.	335,600	6,599
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	87,600	3,277
TOTAL SWEDEN		23,570
Switzerland - 6.5%
ABB Ltd.:
(Reg.)	838,180	20,614
sponsored ADR	460,900	11,094
Actelion Ltd. (Reg.) (a)	38,305	2,063
Compagnie Financiere Richemont unit	105,445	6,696
Credit Suisse Group (Reg.)	19,410	1,253
EFG International	65,970	3,113
Nestle SA (Reg.)	28,324	10,933
Phonak Holding AG	31,501	3,057
Roche Holding AG (participation certificate)	95,220	16,968
Schindler Holding AG (Reg.)	38,456	2,484
SGS Societe Generale de Surveillance Holding SA (Reg.)	6,141	7,462
UBS AG (Reg.)	46,146	2,541
TOTAL SWITZERLAND		88,278
Taiwan - 0.2%
PixArt Imaging, Inc.	159,000	2,035
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	281,900	1,068
Krung Thai Bank Public Co. Ltd.	2,697,800	950
Siam Commercial Bank PCL (For. Reg.)	473,200	1,148
TOTAL THAILAND		3,166
United Kingdom - 18.7%
Aegis Group PLC	1,016,600	2,643
Alfred McAlpine Group PLC	188,000	1,737
Anglo American PLC:
ADR	73,346	2,273
(United Kingdom)	113,659	6,705
AstraZeneca PLC (United Kingdom)	90,600	4,696
Barclays PLC	295,600	4,138
Benfield Group PLC	372,100	2,502
BG Group PLC	600,500	9,856
BHP Billiton PLC	278,202	8,325
BP PLC	1,607,708	18,596
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BP PLC sponsored ADR	19,700	$ 1,367
British Land Co. PLC	99,700	2,517
BT Group PLC	103,000	655
BT Group PLC sponsored ADR	36,900	2,346
Burberry Group PLC	251,500	3,270
Cadbury Schweppes PLC sponsored ADR	77,400	3,849
Climate Exchange PLC (a)	42,200	1,554
Clipper Windpower PLC (a)	98,600	1,430
Diageo PLC	462,200	9,438
GlaxoSmithKline PLC	185,800	4,745
Gyrus Group PLC (a)	567,200	4,975
HBOS plc	190,500	3,752
HSBC Holdings PLC:
(Hong Kong) (Reg.)	150,400	2,802
(United Kingdom) (Reg.)	110,667	2,062
sponsored ADR	88,700	8,263
Imperial Tobacco Group PLC sponsored ADR	4,300	377
Informa PLC	217,500	2,344
InterContinental Hotel Group PLC	137,473	3,167
International Power PLC	865,000	7,270
Intertek Group PLC	103,800	2,089
Investec PLC	354,700	4,464
Jardine Lloyd Thompson Group PLC	675,900	5,801
M&C Saatchi	500,100	1,676
Man Group plc	1,345,782	15,528
Mondi PLC (a)	31,225	274
Prudential PLC	615,300	8,543
Reed Elsevier PLC	958,800	11,930
Reuters Group PLC	563,300	7,041
Rio Tinto PLC (Reg.)	71,618	5,177
Royal Bank of Scotland Group PLC	554,400	6,673
Royal Dutch Shell PLC:
Class A sponsored ADR	159,600	12,383
Class A (United Kingdom)	161,100	6,319
Class B	65,800	2,608
RPS Group PLC	410,600	2,913
Speymill Group plc (a)	309,000	574
SSL International PLC	158,300	1,499
Taylor Nelson Sofres PLC	1,509,300	6,898
Tesco PLC	496,000	4,150
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	5,724,169	$ 17,373
Xstrata PLC	50,266	3,265
TOTAL UNITED KINGDOM		254,832
United States of America - 1.1%
ADA-ES, Inc. (a)	71,200	906
American Superconductor Corp. (a)(d)	70,000	1,336
Calgon Carbon Corp. (a)(d)	501,600	5,518
Fluor Corp.	20,900	2,414
Fuel Tech, Inc. (a)(d)	144,700	4,047
Hypercom Corp. (a)	258,800	1,330
TOTAL UNITED STATES OF AMERICA		15,551
TOTAL COMMON STOCKS (Cost $1,057,643)		1,321,962
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Porsche AG (Cost $2,858)	2,549	4,668
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.38% (b)	25,850,467	25,850
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	15,457,244	15,457
TOTAL MONEY MARKET FUNDS (Cost $41,307)		41,307
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,101,808)		1,367,937
NET OTHER ASSETS - (0.5)%		(6,162)
NET ASSETS - 100%		$ 1,361,775
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,106
Fidelity Securities Lending Cash Central Fund	1,025
Total	$ 2,131
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,107,253,000. Net unrealized appreciation aggregated $260,684,000, of which $288,597,000 related to appreciated investment securities and $27,913,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804852.103

AVLF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.6%
General Motors Corp.	13,100	$ 424,440
Renault SA	2,500	366,239
		790,679
Diversified Consumer Services - 0.2%
H&R Block, Inc.	13,300	265,335
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	8,800	421,256
Household Durables - 2.1%
Bassett Furniture Industries, Inc.	7,339	95,921
Beazer Homes USA, Inc.	11,000	153,890
D.R. Horton, Inc.	18,500	301,920
KB Home (d)	32,000	1,017,920
M.D.C. Holdings, Inc. (d)	9,500	437,000
Standard Pacific Corp. (d)	23,500	348,035
Whirlpool Corp.	2,900	296,119
		2,650,805
Leisure Equipment & Products - 0.4%
Brunswick Corp.	8,700	243,252
Eastman Kodak Co.	12,700	320,675
		563,927
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	12,400	324,508
Getty Images, Inc. (a)	6,100	274,073
Live Nation, Inc. (a)	2,100	41,706
News Corp. Class A	22,500	475,200
Regal Entertainment Group Class A	15,600	333,684
Time Warner, Inc.	60,200	1,159,452
		2,608,623
Multiline Retail - 0.6%
Retail Ventures, Inc. (a)	11,800	153,636
Sears Holdings Corp. (a)	4,300	588,197
Tuesday Morning Corp.	5,600	65,296
		807,129
Specialty Retail - 1.3%
Christopher & Banks Corp.	11,600	173,072
Home Depot, Inc.	9,150	340,106
PETsMART, Inc.	7,700	248,941
Staples, Inc.	12,100	278,542
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	11,700	$ 324,675
Williams-Sonoma, Inc.	10,500	323,295
		1,688,631
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	9,700	340,858
TOTAL CONSUMER DISCRETIONARY		10,137,243
CONSUMER STAPLES - 7.3%
Food & Staples Retailing - 0.9%
Rite Aid Corp. (a)	58,200	320,682
Wal-Mart Stores, Inc.	10,000	459,500
Winn-Dixie Stores, Inc. (a)	12,400	331,204
		1,111,386
Food Products - 2.2%
Cermaq ASA	16,200	301,554
Chiquita Brands International, Inc. (d)	16,300	286,228
Marine Harvest ASA (a)(d)	387,000	489,327
Nestle SA (Reg.)	3,202	1,235,975
Ralcorp Holdings, Inc. (a)	4,200	218,232
Tyson Foods, Inc. Class A	14,000	298,200
		2,829,516
Household Products - 2.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	21,500	263,160
Procter & Gamble Co.	44,100	2,728,026
		2,991,186
Tobacco - 1.9%
Altria Group, Inc.	16,600	1,103,402
British American Tobacco PLC sponsored ADR	21,700	1,412,453
		2,515,855
TOTAL CONSUMER STAPLES		9,447,943
ENERGY - 15.9%
Energy Equipment & Services - 3.3%
Hanover Compressor Co. (a)	10,100	240,683
National Oilwell Varco, Inc. (a)	14,182	1,703,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	25,300	$ 1,553,673
Transocean, Inc. (a)	6,900	741,405
		4,239,161
Oil, Gas & Consumable Fuels - 12.6%
Chesapeake Energy Corp.	11,000	374,440
ConocoPhillips	67,700	5,472,868
CONSOL Energy, Inc.	13,700	570,605
EnCana Corp.	6,300	385,666
EOG Resources, Inc.	16,700	1,170,670
EXCO Resources, Inc. (a)	15,600	272,376
Exxon Mobil Corp.	38,570	3,283,464
Occidental Petroleum Corp.	24,800	1,406,656
Quicksilver Resources, Inc. (a)	10,050	423,306
Suncor Energy, Inc.	5,700	515,389
Ultra Petroleum Corp. (a)	18,100	1,000,749
Uranium One, Inc. (a)	14,700	170,469
Valero Energy Corp.	20,700	1,387,107
		16,433,765
TOTAL ENERGY		20,672,926
FINANCIALS - 31.3%
Capital Markets - 4.5%
Ares Capital Corp.	15,100	235,409
Bear Stearns Companies, Inc.	4,400	533,368
Charles Schwab Corp.	11,600	233,508
Julius Baer Holding AG (Bearer)	5,046	357,399
KKR Private Equity Investors, LP	20,683	421,933
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	26,520
Lehman Brothers Holdings, Inc.	7,900	489,800
Merrill Lynch & Co., Inc.	10,600	786,520
Morgan Stanley	15,950	1,018,727
Nomura Holdings, Inc.	10,000	189,700
State Street Corp.	17,846	1,196,217
T. Rowe Price Group, Inc.	6,600	344,058
		5,833,159
Commercial Banks - 2.6%
Associated Banc-Corp.	8,705	250,182
Commerce Bancorp, Inc.	13,100	438,195
HSBC Holdings PLC sponsored ADR	5,900	549,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mizuho Financial Group, Inc.	32	$ 225,380
Siam City Bank PCL NVDR	427,100	247,704
Unicredito Italiano SpA	38,000	326,179
Wachovia Corp.	27,954	1,319,708
		3,356,992
Consumer Finance - 0.2%
Discover Financial Services (a)	9,875	227,619
Diversified Financial Services - 11.4%
Bank of America Corp.	124,192	5,889,185
Citigroup, Inc.	117,700	5,481,289
JPMorgan Chase & Co.	77,940	3,430,139
		14,800,613
Insurance - 8.1%
ACE Ltd.	20,300	1,171,716
AFLAC, Inc.	6,900	359,628
American International Group, Inc.	71,090	4,562,556
Argonaut Group, Inc.	11,400	313,842
Assurant, Inc.	6,800	344,896
Everest Re Group Ltd.	4,100	402,825
Hartford Financial Services Group, Inc.	9,750	895,733
IPC Holdings Ltd.	25,300	627,693
Max Capital Group Ltd.	16,500	430,815
Montpelier Re Holdings Ltd.	22,300	353,455
Platinum Underwriters Holdings Ltd.	17,900	594,280
Principal Financial Group, Inc.	7,300	411,647
		10,469,086
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.	3,900	335,907
Annaly Capital Management, Inc.	21,800	315,010
Developers Diversified Realty Corp.	4,400	211,200
Duke Realty LP	5,500	179,795
General Growth Properties, Inc.	5,150	247,097
Home Properties, Inc.	4,900	226,870
		1,515,879
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	5,600	195,552
Thrifts & Mortgage Finance - 3.2%
BankUnited Financial Corp. Class A	16,800	282,912
Countrywide Financial Corp.	23,900	673,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	25,160	$ 1,505,574
FirstFed Financial Corp., Delaware (a)	4,500	203,400
Hudson City Bancorp, Inc.	24,200	295,724
New York Community Bancorp, Inc. (d)	20,000	324,600
People's United Financial, Inc.	17,700	285,324
Radian Group, Inc.	9,491	319,942
Washington Federal, Inc.	14,764	332,633
		4,223,372
TOTAL FINANCIALS		40,622,272
HEALTH CARE - 6.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	25,100	1,348,874
Biogen Idec, Inc. (a)	4,700	265,738
Cephalon, Inc. (a)	3,500	262,990
		1,877,602
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	5,900	450,524
C.R. Bard, Inc.	4,300	337,421
Covidien Ltd. (a)	10,575	433,046
		1,220,991
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	9,200	368,092
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	5,550	289,766
Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc. (a)	9,200	312,892
Johnson & Johnson	19,300	1,167,650
Merck & Co., Inc.	40,900	2,030,685
MGI Pharma, Inc. (a)	13,600	340,408
Wyeth	5,350	259,582
		4,111,217
TOTAL HEALTH CARE		7,867,668
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.2%
General Dynamics Corp.	15,900	1,249,104
Honeywell International, Inc.	19,140	1,100,741
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	7,700	$ 426,272
United Technologies Corp.	19,500	1,422,915
		4,199,032
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	7,000	530,040
Airlines - 0.3%
Delta Air Lines, Inc. (a)	10,400	185,328
US Airways Group, Inc. (a)	4,500	139,545
		324,873
Building Products - 0.2%
Masco Corp.	8,150	221,762
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	34,500	444,015
Robert Half International, Inc.	8,200	278,718
The Brink's Co.	5,950	363,843
		1,086,576
Construction & Engineering - 0.4%
Fluor Corp.	4,763	550,174
Electrical Equipment - 0.2%
SolarWorld AG	6,400	311,590
Industrial Conglomerates - 3.9%
General Electric Co.	106,280	4,119,413
Siemens AG sponsored ADR	4,600	582,498
Tyco International Ltd.	7,975	377,138
		5,079,049
Machinery - 0.6%
Bucyrus International, Inc. Class A	5,600	355,936
Oshkosh Truck Co.	6,500	372,125
		728,061
Road & Rail - 0.3%
Ryder System, Inc.	6,200	337,094
TOTAL INDUSTRIALS		13,368,251
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.9%
Alcatel-Lucent SA sponsored ADR	19,600	227,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	11,600	$ 223,532
Motorola, Inc.	45,100	766,249
		1,217,141
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	33,950	1,562,719
International Business Machines Corp.	7,900	874,135
NCR Corp. (a)	6,900	360,318
Seagate Technology	13,900	326,789
Sun Microsystems, Inc. (a)	99,500	507,450
		3,631,411
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	9,600	366,240
Amphenol Corp. Class A	1,600	54,816
Flextronics International Ltd. (a)	26,400	294,888
Motech Industries, Inc.	22,000	274,925
Tyco Electronics Ltd. (a)	10,575	378,797
		1,369,666
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	8,800	261,272
IT Services - 0.5%
Infosys Technologies Ltd. sponsored ADR	2,100	104,160
The Western Union Co.	15,100	301,245
Unisys Corp. (a)	35,798	289,606
		695,011
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	22,300	301,942
Analog Devices, Inc.	6,200	219,790
Applied Materials, Inc.	13,200	290,928
Intel Corp.	21,100	498,382
ON Semiconductor Corp. (a)	4,500	53,190
Volterra Semiconductor Corp. (a)	10,400	119,496
		1,483,728
TOTAL INFORMATION TECHNOLOGY		8,658,229
MATERIALS - 2.8%
Chemicals - 0.9%
Agrium, Inc.	11,200	470,910
Chemtura Corp.	18,400	191,912
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dyno Nobel Ltd.	110,200	$ 201,900
Ecolab, Inc.	7,200	303,192
		1,167,914
Metals & Mining - 1.9%
Alcoa, Inc.	12,800	488,960
Arcelor Mittal (NY Shares) Class A	6,700	408,834
Carpenter Technology Corp.	2,800	332,332
Freeport-McMoRan Copper & Gold, Inc. Class B	6,800	639,064
Meridian Gold, Inc. (a)	13,300	375,459
Reliance Steel & Aluminum Co.	5,000	262,700
		2,507,349
TOTAL MATERIALS		3,675,263
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	164,637	6,447,180
Cincinnati Bell, Inc.	58,300	300,828
Verizon Communications, Inc.	39,750	1,694,145
		8,442,153
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	6,600	274,956
Sprint Nextel Corp.	13,700	281,261
		556,217
TOTAL TELECOMMUNICATION SERVICES		8,998,370
UTILITIES - 4.6%
Electric Utilities - 1.8%
E.ON AG sponsored ADR	6,000	313,980
Entergy Corp.	9,200	919,632
PPL Corp.	14,600	688,244
Reliant Energy, Inc. (a)	18,700	480,216
		2,402,072
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	19,300	379,245
Constellation Energy Group, Inc.	13,800	1,156,440
NRG Energy, Inc. (a)	12,700	489,585
		2,025,270
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.2%
CMS Energy Corp.	11,600	$ 187,456
Public Service Enterprise Group, Inc.	12,100	1,042,415
Sempra Energy	6,400	337,408
		1,567,279
TOTAL UTILITIES		5,994,621
TOTAL COMMON STOCKS (Cost $123,104,444)		129,442,786
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.38% (b)	1,945,662	1,945,662
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	1,953,600	1,953,600
TOTAL MONEY MARKET FUNDS (Cost $3,899,262)		3,899,262
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $127,003,706)		133,342,048
NET OTHER ASSETS - (2.6)%		(3,433,737)
NET ASSETS - 100%		$ 129,908,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,520 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,171
Fidelity Securities Lending Cash Central Fund	1,703
Total	$ 52,874
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $127,116,142. Net unrealized appreciation aggregated $6,225,906, of which $13,052,075 related to appreciated investment securities and $6,826,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007